UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               JAMES G. WHETZEL
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31

Date of reporting period:  MAY 31, 2013



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING MAY 31, 2013



[LOGO OF USAA]
   USAA(R)

                                  [GRAPHIC OF USAA GROWTH AND TAX STRATEGY FUND]

 ========================================

      ANNUAL REPORT
      USAA GROWTH AND TAX STRATEGY FUND
      MAY 31, 2013

 ========================================

================================================================================

================================================================================

PRESIDENT'S MESSAGE

"THE STRONG PERFORMANCE WAS DRIVEN, IN
MY OPINION, BY THE ONGOING QUANTITATIVE            [PHOTO OF DANIEL S. McNAMARA]
EASING OF GLOBAL CENTRAL BANKS AND HOPES
FOR FUTURE ECONOMIC GROWTH."

--------------------------------------------------------------------------------

JUNE 2013

Global financial markets performed well during the one-year reporting period, with developed markets equities, including U.S. stocks, generating strong gains. The exuberance -- particularly in the U.S. equity market -- was remarkable, given the less-than-remarkable improvement in underlying fundamentals. The strong performance was driven, in my opinion, by the ongoing quantitative easing of global central banks and hopes for future economic growth.

These quantitative easing measures began in 2008 when the Federal Reserve (the
Fed) took action during the financial crisis to keep the financial markets working and the U.S. economy afloat. In the years since, the Fed has purchased billions of dollars of mortgage-backed securities and U.S. Treasuries to push down long-term interest rates and to help boost economic growth. The Fed's actions have been mimicked by central bankers all over the world, most recently by the Bank of Japan, which has said it might add stocks and real estate investment trusts to its own purchases of fixed-income securities.

As expected, the Fed's efforts through quantitative easing allowed long-term interest rates to remain exceptionally low during the reporting period. As a result, investors were incentivized to seek higher yields in riskier asset classes -- even in the face of questionable fundamentals. During the reporting period, global economic growth was weak and according to some indicators, showed signs of decelerating. The U.S. economy was stable, but expanded at a much slower pace than most of us would have liked. Although the unemployment rate fell during the reporting period, job creation was sluggish. The U.S. market, which

================================================================================

================================================================================

has steadily improved, was a bright spot. In some metropolitan areas, home prices rose significantly. Meanwhile, corporate earnings growth was tepid. Without the expansion of already high profit margins, bottom-line earnings growth will need to come from stronger revenues and at the time of this writing, revenues have been disappointing.

For most of the reporting period, the bond market remained relatively flat, moving up and down in a relatively narrow range. However, during May 2013, bond market volatility increased after Fed Chairman Ben Bernanke said that the Fed might change course if economic data continued to strengthen. Bond investors appeared to interpret his comments as a sign that the Fed might prematurely "taper" its stimulus measures. In my opinion, the bond market overreacted to Bernanke's comments. I believe he was only reiterating Fed policy -- that the U.S. central bank would start tapering when economic conditions warranted it.

The emerging markets, meanwhile, struggled during the reporting period. Many emerging markets countries are reliant on commodities and in the weak global economy, commodities were less in demand. Also, investors seemed concerned about inflation as well as rising input costs, which could pressure the profit margins of emerging markets companies. These are short-term challenges, in my view, and USAA Asset Management Company maintains a positive long-term outlook for the emerging markets.

As always, we will continue to monitor events, including shifts in Fed policy, economic trends, corporate earnings and other factors that could potentially affect your investments. Thank you for allowing us to help you with your investment needs.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

Past performance is no guarantee of future results. o Emerging market countries are less diverse and mature than other countries and tend to be politically less stable.

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                              1

MANAGERS' COMMENTARY                                                        2

INVESTMENT OVERVIEW                                                         7

FINANCIAL INFORMATION

   Distributions to Shareholders                                           12

   Report of Independent Registered Public Accounting Firm                 13

   Portfolio of Investments                                                14

   Notes to Portfolio of Investments                                       37

   Financial Statements                                                    40

   Notes to Financial Statements                                           43

EXPENSE EXAMPLE                                                            55

ADVISORY AGREEMENT(S)                                                      57

TRUSTEES' AND OFFICERS' INFORMATION                                        65

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2013, USAA. All rights reserved.

================================================================================

================================================================================

FUND OBJECTIVE

THE USAA GROWTH AND TAX STRATEGY FUND (THE FUND) IS AN ASSET ALLOCATION FUND THAT SEEKS A CONSERVATIVE BALANCE FOR THE INVESTOR BETWEEN INCOME, THE MAJORITY OF WHICH IS EXEMPT FROM FEDERAL INCOME TAX, AND THE POTENTIAL FOR LONG-TERM GROWTH OF CAPITAL TO PRESERVE PURCHASING POWER.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

Using preset target ranges, the Fund's strategy is to invest a majority of its assets in tax-exempt bonds and money market instruments and the remainder in blue chip stocks. The Fund is managed with the goal of minimizing the impact of federal income taxes to shareholders.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

MANAGERS' COMMENTARY ON THE FUND

USAA Asset Management Company                 Northern Trust Investments, Inc.
    JOHN C. BONNELL, CFA                          CHRISTOPHER A. FRONK, CFA, CPA
                                                  JACOB C. WEAVER

--------------------------------------------------------------------------------

o HOW DID USAA GROWTH AND TAX STRATEGY FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

    At the end of the reporting period, the Fund had a total return of 14.07%. This compares to returns of 27.28% for the S&P 500(R) Index (the Index), 3.05% for the Barclays Municipal Bond Index, and 25.28% for the Composite Index.

    As of May 31, 2013, the Fund Shares had a 12-month dividend yield of 2.39%, compared to 2.09% for the average fund in the Lipper Mixed-Asset Target Allocation Moderate Funds peer group.

o   HOW DID THE FUND'S STRUCTURE AFFECT ITS PERFORMANCE RESULTS?

    In accordance with its investment approach, the Fund sought to keep greater than half of its assets in tax-exempt bonds and tax-exempt money market instruments, passing through tax-free income from those securities to shareholders. USAA Asset Management Company (the Manager) manages the Fund's fixed-income portfolio. The remainder of the Fund is invested in an equity portfolio managed by Northern

    Refer to page 9 for benchmark definitions.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

================================================================================

2  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

    Trust Investments, Inc. (NTI), which uses a tax-managed index strategy that seeks to track the return of the S&P 500 Index and at the same time minimize capital gains distributions. In general, the Fund targets an allocation of between 50% to 70% in municipal bonds and money market instruments and 30% to 50% in stocks. During the reporting period, the Fund's allocation to equities increased as a result of the strong performance of the U.S. stock market, leading us to rebalance the Fund during May 2013.

    Because of the Fund's unique structure, it generally has a lower weighting in equities than many other funds in the Lipper peer group. This structure typically adds to the Fund's relative performance during periods in which the stock market is weak, but it tends to hold back relative performance when stocks appreciate, which was the case during the reporting period.

o   HOW DID THE MUNICIPAL BOND MARKET PERFORM DURING THE REPORTING PERIOD?

    The tax-exempt bond market generated positive returns, largely on the strength of its performance during the first six months of the reporting period. Tax-exempt prices appreciated significantly during that time, with a particularly strong rally between mid-October 2012 and early December 2012 as the prospect of higher taxes further increased investor demand for municipal securities.

    After declining in early 2013, municipal bonds regained some ground between mid-March and early May, benefiting from the strength of the U.S. Treasury market. (Tax-exempt bonds tend to follow U.S. Treasuries over time.) U.S. Treasury yields, which move in the opposite direction of prices, fell in response to the Federal Reserve's (the Fed) ongoing stimulus measures, Europe's ongoing financial woes, and uncertainty about the automatic federal spending cuts under the sequester. In the final weeks of the reporting period, improving economic data and comments from Fed chairman Ben Bernanke fueled speculation

    As interest rates rise, existing bond prices fall.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  3

================================================================================

    about the timing of the Fed's potential "tapering" or exit from its stimulus measures. Interest rates rose in response and bond prices, which move in the opposite direction of prices, declined sharply.

    Overall, favorable supply and demand conditions supported municipal bond prices during the reporting period. New issue supply was robust, but many of the bonds issued were refunding bonds -- where issuers are replacing higher-yielding bonds with debt issued at lower interest rates. As a result, the net amount of tax-exempt supply remained relatively unchanged. Demand was also strong. Despite low absolute yields, municipal securities continued to be attractive relative to other fixed-income alternatives.

o   WHAT IS THE STATE OF MUNICIPAL CREDIT QUALITY?

    Municipal credit quality remained strong during the reporting period as state and local governments continued to take actions to balance their budgets. Though occasional one-off problems remain possible given the size and diversity of the tax-exempt bond market, overall municipal credit quality is likely to remain solid and we do not anticipate a material change in the longstanding debt repayment record of municipal issuers.

o   HOW DID THE MUNICIPAL BOND PORTION OF THE FUND PERFORM?

    During the one-year reporting period ended May 31, 2013, the municipal bond portion of the Fund outperformed the return of the Lipper General Municipal Debt Funds Index average (not a benchmark of the Fund). In keeping with our income-oriented, research-driven approach, we sought to maximize tax-free income without taking undue risk. We also continued to maintain a diversified portfolio of longer-term, primarily investment-grade municipal bonds that are not subject to the federal alternative minimum tax for individuals.

    Diversification does not guarantee a profit or prevent a loss. o Some income may have been subject to state or local taxes but not the alternative minimum tax.

================================================================================

4  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

o   PLEASE DISCUSS THE PERFORMANCE OF THE STOCK MARKET IN GENERAL.

    The U.S. stock market rallied during the reporting period on continued quantitative easing measures by global central banks and marginal improvement in U.S. economic data. At the beginning of the fiscal year, market sentiment was muted, dominated by concern about Europe's financial problems and softer global economic data. However, stocks surged in September 2012 after the Fed formally announced its third round of quantitative easing (QE3) to boost economic growth and reduce unemployment. Stocks then retraced some of their gains during October amid widespread uncertainty about the outcome of the November elections. They generated modestly positive returns in late 2012 on concern about year-end federal tax increases and spending cuts (dubbed the "fiscal cliff").

    The equity rally continued in early 2013 despite mixed economic data and a wide variation in corporate earnings reports. Investors also seemed relatively sanguine about the potential impact of the automatic federal spending cuts implemented under the sequester, which took effect in March 2013. In the final two months of the reporting period, U.S. stocks posted new record highs, though market volatility increased as investors assessed the prospects for "quantitative squeezing" wherein the Fed might begin reducing its quantitative easing programs.

    During the reporting period overall, the Index returned 27.28%, with all sectors in the Index posting gains. The financials, health care, and consumer discretionary sectors generated the strongest positive returns. The utilities sector appreciated the least.

o   HOW DID THE EQUITY PORTION OF THE FUND PERFORM?

    In the equity portion of the Fund, NTI strives to match the performance of the Index while at the same time seeking to limit capital gains. Generally, we do not invest the equity portfolio in all the stocks of the Index. Instead, we use stock selection as we seek to maintain investment characteristics similar to the Index without sacrificing

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  5

================================================================================

    performance. Our objective is to limit the sale of securities that have increased in value and to realize capital losses on securities that have decreased in value, thereby offsetting realized capital gains. This strategy allows the Fund to obtain tax efficient exposure to the equity market.

    The equity portion of the Fund provided strongly positive returns, but underperformed the 27.28% return of the Index as a result of its modest cash position. The portfolio's cash position, which can be expected to dampen performance during strong equity rallies, facilitates the buying and selling of stocks, thereby allowing us to maintain risk and return characteristics similar to the index.

    During the reporting period overall, we continued to manage realized gains and losses within the equity portfolio, using some of the loss carry forwards that we harvested during the bear market from October 2007 through March 2009. As always, we bought and sold stocks, mindful of the potential tax impact of the transactions and careful to manage the portfolio's "active risk" (the risk that it will not perform in line with the Index because of our efforts to achieve tax efficiency). During the reporting period, the equity portfolio also continued to receive dividend income from its stock holdings, providing a dividend yield that was in line with the Index.

    From all of us, thank you for the opportunity to serve your investment needs.

================================================================================

6  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

INVESTMENT OVERVIEW

USAA GROWTH AND TAX STRATEGY FUND (THE FUND) (Ticker Symbol: USBLX)

--------------------------------------------------------------------------------
                                        5/31/13                    5/31/12
--------------------------------------------------------------------------------
Net Assets                           $188.5 Million             $162.7 Million
Net Asset Value Per Share                $15.59                     $14.02

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 5/31/13
--------------------------------------------------------------------------------
   1 Year                              5 Years                      10 Years
   14.07%                               5.52%                         6.04%

--------------------------------------------------------------------------------
  30-DAY SEC YIELD* AS OF 5/31/13                EXPENSE RATIO AS OF 5/31/12**
--------------------------------------------------------------------------------
              1.47%                                          0.98%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Calculated as prescribed by the Securities and Exchange Commission.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated October 1, 2012, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                USAA GROWTH                           BARCLAYS
                                  AND TAX                             MUNICIPAL
             S&P 500 INDEX     STRATEGY FUND     COMPOSITE INDEX     BOND INDEX
05/31/03      $10,000.00        $10,000.00         $10,000.00         $10,000.00
06/30/03       10,127.57         10,049.75          10,021.80           9,957.50
07/31/03       10,306.13          9,927.54           9,925.05           9,609.06
08/31/03       10,507.13         10,028.18          10,056.37           9,680.73
09/30/03       10,395.54         10,150.39          10,143.34           9,965.34
10/31/03       10,983.62         10,360.20          10,367.81           9,915.16
11/30/03       11,080.26         10,447.02          10,470.54          10,018.50
12/31/03       11,661.36         10,734.45          10,760.99          10,101.46
01/31/04       11,875.40         10,829.06          10,853.92          10,159.32
02/29/04       12,040.46         10,938.22          11,003.83          10,312.22
03/31/04       11,858.82         10,827.78          10,886.98          10,276.31
04/30/04       11,672.65         10,615.47          10,679.74          10,032.93
05/31/04       11,832.83         10,696.00          10,715.36           9,996.55
06/30/04       12,062.92         10,798.21          10,827.63          10,032.93
07/31/04       11,663.68         10,518.31          10,707.25          10,164.97
08/31/04       11,710.86         10,577.24          10,812.90          10,368.67
09/30/04       11,837.69         10,850.79          10,905.39          10,423.71
10/31/04       12,018.54         11,102.62          11,022.45          10,513.41
11/30/04       12,504.83         11,398.89          11,185.65          10,426.69
12/31/04       12,930.35         11,736.57          11,430.90          10,554.02
01/31/05       12,615.17         11,552.19          11,361.93          10,652.66
02/28/05       12,880.65         11,640.37          11,451.00          10,617.22
03/31/05       12,652.56         11,446.04          11,304.18          10,550.26
04/30/05       12,412.60         11,405.74          11,270.64          10,716.64
05/31/05       12,807.55         11,808.77          11,494.23          10,792.38
06/30/05       12,825.73         11,995.55          11,549.91          10,859.34
07/31/05       13,302.70         12,246.81          11,730.01          10,810.26
08/31/05       13,181.32         12,206.29          11,738.55          10,919.40
09/30/05       13,288.08         12,308.17          11,762.49          10,845.85
10/31/05       13,066.56         12,169.69          11,657.36          10,779.99
11/30/05       13,560.76         12,462.94          11,903.18          10,831.74
12/31/05       13,565.41         12,561.24          11,976.94          10,924.89
01/31/06       13,924.66         12,692.45          12,157.74          10,954.37
02/28/06       13,962.45         12,771.18          12,179.77          11,027.91
03/31/06       14,136.25         12,768.20          12,251.78          10,951.86
04/30/06       14,326.07         12,838.65          12,308.48          10,948.10
05/31/06       13,913.74         12,680.15          12,157.47          10,996.86
06/30/06       13,932.60         12,654.60          12,137.56          10,955.47
07/31/06       14,018.55         12,769.88          12,192.50          11,085.78
08/31/06       14,352.09         12,991.58          12,433.16          11,250.28
09/30/06       14,721.95         13,201.70          12,605.73          11,328.53
10/31/06       15,201.67         13,442.70          12,853.15          11,399.56
11/30/06       15,490.75         13,612.30          13,031.12          11,494.59
12/31/06       15,708.05         13,673.84          13,071.88          11,453.98
01/31/07       15,945.61         13,760.44          13,162.52          11,424.65
02/28/07       15,633.73         13,702.70          13,131.34          11,575.19
03/31/07       15,808.59         13,753.77          13,178.74          11,546.65
04/30/07       16,508.84         14,073.40          13,468.62          11,580.84
05/31/07       17,084.92         14,286.48          13,664.26          11,529.56
06/30/07       16,801.08         14,124.73          13,544.37          11,469.81
07/31/07       16,280.16         13,939.52          13,390.92          11,558.73
08/31/07       16,524.21         13,968.76          13,401.04          11,508.86
09/30/07       17,142.19         14,337.43          13,735.81          11,679.16
10/31/07       17,414.87         14,465.01          13,901.74          11,731.22
11/30/07       16,686.81         14,131.35          13,642.75          11,806.02
12/31/07       16,571.04         14,020.26          13,598.71          11,838.80
01/31/08       15,577.09         13,644.54          13,290.86          11,988.08
02/29/08       15,071.05         13,021.63          12,775.99          11,439.24
03/31/08       15,005.98         13,214.58          12,867.85          11,766.19
04/30/08       15,736.82         13,622.87          13,266.28          11,903.87
05/31/08       15,940.65         13,742.37          13,435.92          11,975.85
06/30/08       14,596.79         13,096.23          12,834.30          11,840.68
07/31/08       14,474.09         12,995.88          12,738.44          11,885.68
08/31/08       14,683.45         13,186.55          12,878.87          12,024.78
09/30/08       13,375.05         12,210.60          11,947.84          11,460.88
10/31/08       11,128.74         10,976.39          10,770.21          11,343.89
11/30/08       10,330.20         10,531.26          10,289.48          11,379.96
12/31/08       10,440.12         10,472.67          10,359.75          11,545.87
01/31/09        9,560.16         10,339.71          10,215.79          11,968.48
02/28/09        8,542.21          9,971.53           9,782.16          12,031.36
03/31/09        9,290.47         10,321.76          10,170.62          12,033.56
04/30/09       10,179.66         10,910.10          10,826.24          12,273.96
05/31/09       10,749.03         11,353.94          11,268.84          12,403.80
06/30/09       10,770.36         11,325.12          11,203.16          12,287.60
07/31/09       11,585.00         11,814.35          11,714.55          12,493.18
08/31/09       12,003.26         12,126.62          12,066.11          12,706.76
09/30/09       12,451.17         12,742.77          12,583.93          13,162.77
10/31/09       12,219.86         12,438.62          12,289.85          12,886.47
11/30/09       12,952.85         12,805.69          12,628.42          12,992.95
12/31/09       13,203.04         12,992.06          12,832.98          13,036.85
01/31/10       12,728.08         12,801.63          12,646.79          13,104.75
02/28/10       13,122.36         13,055.54          12,884.86          13,231.77
03/31/10       13,914.22         13,417.24          13,242.26          13,200.10
04/30/10       14,133.90         13,587.61          13,417.26          13,360.52
05/31/10       13,005.30         13,076.48          12,908.72          13,460.72
06/30/10       12,324.49         12,744.63          12,570.73          13,468.72
07/31/10       13,187.98         13,227.38          13,066.72          13,636.66
08/31/10       12,592.62         13,130.83          12,940.01          13,948.88
09/30/10       13,716.45         13,659.24          13,511.89          13,927.08
10/31/10       14,238.35         13,864.56          13,742.77          13,888.51
11/30/10       14,240.17         13,659.24          13,533.43          13,610.79
12/31/10       15,191.86         13,917.93          13,796.58          13,347.03
01/31/11       15,551.93         13,961.45          13,854.86          13,248.71
02/28/11       16,084.73         14,320.55          14,172.76          13,459.62
03/31/11       16,091.13         14,289.07          14,143.78          13,414.77
04/30/11       16,567.67         14,628.50          14,477.37          13,655.01
05/31/11       16,380.13         14,716.09          14,553.99          13,888.35
06/30/11       16,107.09         14,636.81          14,481.58          13,936.80
07/31/11       15,779.56         14,592.73          14,419.12          14,079.03
08/31/11       14,922.38         14,317.18          14,127.41          14,319.90
09/30/11       13,873.35         14,040.94          13,716.43          14,467.93
10/31/11       15,389.62         14,684.72          14,401.77          14,414.14
11/30/11       15,355.61         14,706.91          14,416.30          14,499.29
12/31/11       15,512.68         14,945.35          14,606.30          14,775.13
01/31/12       16,207.89         15,515.44          15,179.80          15,116.83
02/29/12       16,908.75         15,850.79          15,503.96          15,131.72
03/31/12       17,465.20         16,043.12          15,664.72          15,033.40
04/30/12       17,355.57         16,099.33          15,711.25          15,206.84
05/31/12       16,312.49         15,762.06          15,309.85          15,333.07
06/30/12       16,984.60         16,044.20          15,598.48          15,316.61
07/31/12       17,220.50         16,281.81          15,847.05          15,559.35
08/31/12       17,608.35         16,474.16          16,045.30          15,577.07
09/30/12       18,063.38         16,697.36          16,276.60          15,671.16
10/31/12       17,729.85         16,606.36          16,216.89          15,715.38
11/30/12       17,832.71         16,799.72          16,453.18          15,974.28
12/31/12       17,995.25         16,742.87          16,430.39          15,776.85
01/31/13       18,927.31         17,201.58          16,923.60          15,842.56
02/28/13       19,184.25         17,350.66          17,047.51          15,890.54
03/31/13       19,903.72         17,634.11          17,303.46          15,822.02
04/30/13       20,287.20         17,887.84          17,570.91          15,995.45
05/31/13       20,761.75         17,980.11          17,664.36          15,800.06

                                   [END CHART]

                         Data from 5/31/03 to 5/31/13.

                         See next page for benchmark definitions.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

8  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

The graph on page 8 illustrates the comparison of a $10,000 hypothetical investment in the USAA Growth and Tax Strategy Fund to the following benchmarks:

o The unmanaged S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

o The Composite Index is comprised of 51% of the Lipper General Municipal Debt Funds Index and 49% of the Lipper Large-Cap Core Funds Index. The unmanaged Lipper General Municipal Debt Funds Index tracks the total return performance of the 30 largest funds within this category. This category includes funds that invest at least 65% of their assets in municipal debt issues in the top four credit categories. The unmanaged Lipper Large-Cap Core Funds Index tracks the total return performance of the 30 largest funds within this category. This category includes funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P 1500 Index. Large-cap core funds have more latitude in the companies in which they invest. These funds have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales growth figure, compared to the S&P 500 Index.

o The unmanaged Barclays Municipal Bond Index is a benchmark of total return performance for the long-term, investment-grade, tax-exempt bond market.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

                              o TOP 10 INDUSTRIES o
                                  AS OF 5/31/13
                                (% of Net Assets)

Pharmaceuticals .......................................................     2.7%
Integrated Oil & Gas ..................................................     2.5%
Other Diversified Financial Services ..................................     1.7%
Computer Hardware .....................................................     1.6%
Systems Software ......................................................     1.4%
Aerospace & Defense ...................................................     1.2%
Integrated Telecommunication Services .................................     1.2%
Industrial Conglomerates ..............................................     1.1%
Property & Casualty Insurance .........................................     1.1%
Oil & Gas Exploration & Production ....................................     1.1%

                           o TOP 5 TAX-EXEMPT BONDS o
                                  AS OF 5/31/13
                                (% of Net Assets)

Lewisville ............................................................     3.3%
MTA ...................................................................     1.7%
Rockport ..............................................................     1.7%
Hospital Finance Auth. ................................................     1.7%
Oneida County IDA .....................................................     1.7%

                           o TOP 5 BLUE CHIP STOCKS o
                                  AS OF 5/31/13
                                (% of Net Assets)

Apple, Inc. ...........................................................     1.3%
Exxon Mobil Corp. .....................................................     1.3%
Microsoft Corp. .......................................................     0.9%
Chevron Corp. .........................................................     0.8%
General Electric Co. ..................................................     0.8%

You will find a complete list of securities that the Fund owns on pages 14-36.

================================================================================

10  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

                        o ASSET ALLOCATION -- 5/31/2013 o

                         [PIE CHART OF ASSET ALLOCATION]

TAX-EXEMPT BONDS                                                           49.8%
BLUE CHIP STOCKS                                                           47.0%
TAX-EXEMPT MONEY MARKET INSTRUMENTS                                         3.6%

                                   [END CHART]

    Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

DISTRIBUTIONS TO SHAREHOLDERS

--------------------------------------------------------------------------------

The following federal tax information related to the Fund's fiscal year ended May 31, 2013, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2014.

100.00% of ordinary income distributions qualify for the dividends-received deductions eligible to corporations.

For the fiscal year ended May 31, 2013, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates.

The Fund has designated 69.31% of dividends paid from net investment income as tax-exempt for federal income tax purposes.

================================================================================

12  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA GROWTH AND TAX STRATEGY FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Growth and Tax Strategy Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of May 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2013, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Growth and Tax Strategy Fund at May 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
July 19, 2013

================================================================================

                   REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM |  13

================================================================================

PORTFOLIO OF INVESTMENTS

May 31, 2013

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                              COUPON                         VALUE
(000)        SECURITY                                                RATE        MATURITY          (000)
--------------------------------------------------------------------------------------------------------
             TAX-EXEMPT SECURITIES (53.4%)

             TAX-EXEMPT BONDS (49.8%)

             ARIZONA (1.8%)
$   1,000    Pima County IDA                                         5.75%       9/01/2029      $  1,049
    2,250    Univ. Medical Center Corp.                              5.00        7/01/2035         2,330
                                                                                                --------
                                                                                                   3,379
                                                                                                --------
             CALIFORNIA (2.6%)
    2,000    Monterey Peninsula USD (INS)                            5.50        8/01/2034         2,315
    1,000    State                                                   5.00        2/01/2043         1,094
    4,435    West Contra Costa USD (INS)                             5.05(a)     8/01/2034         1,535
                                                                                                --------
                                                                                                   4,944
                                                                                                --------
             COLORADO (2.0%)
    1,000    Health Facilities Auth.                                 5.00       12/01/2042         1,048
    2,000    Regional Transportation District                        5.38        6/01/2031         2,233
      500    Univ. of Colorado Hospital Auth.                        5.00       11/15/2037           531
                                                                                                --------
                                                                                                   3,812
                                                                                                --------
             CONNECTICUT (1.5%)
    6,000    Mashantucket (Western) Pequot Tribe(b),(c)              5.75        9/01/2027         2,804
                                                                                                --------
             FLORIDA (5.3%)
    1,875    Escambia County Housing Finance Auth. (INS)             5.75        6/01/2031         2,087
    1,000    Jacksonville                                            5.00       10/01/2029         1,134
    2,000    Lee County IDA                                          5.00       11/01/2025         2,264
    1,300    Miami-Dade County                                       5.00       10/01/2034         1,437
    3,000    Orlando (INS)                                           5.13       11/01/2027         3,135
                                                                                                --------
                                                                                                  10,057
                                                                                                --------
             GEORGIA (0.6%)
    1,000    Fayette County School District (INS)                    4.95        3/01/2025         1,108
                                                                                                --------
             ILLINOIS (1.3%)
    2,000    Finance Auth.                                           6.00       10/01/2032         2,339
                                                                                                --------
             INDIANA (3.1%)
      500    Ball State Univ. of Indiana                             5.00        7/01/2030           555
    1,250    Finance Auth.                                           5.38       11/01/2032         1,425

================================================================================

14  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                              COUPON                         VALUE
(000)        SECURITY                                                RATE        MATURITY          (000)
--------------------------------------------------------------------------------------------------------
$     550    Health and Educational Facility Financing Auth.         5.25%       2/15/2036      $    564
    3,000    Rockport (INS)                                          4.63        6/01/2025         3,195
                                                                                                --------
                                                                                                   5,739
                                                                                                --------
             KENTUCKY (0.6%)
    1,000    Economic Dev. Finance Auth. (INS)                       6.00       12/01/2033         1,081
                                                                                                --------
             LOUISIANA (1.2%)
      985    Local Government Environmental Facilities and
               Community Dev. Auth. (INS)                            6.55        9/01/2025         1,121
    1,000    Parish of St. John the Baptist                          5.13        6/01/2037         1,056
                                                                                                --------
                                                                                                   2,177
                                                                                                --------
             MICHIGAN (1.7%)
    3,000    Hospital Finance Auth. (INS)                            5.00       11/15/2026         3,170
                                                                                                --------
             MISSOURI (0.8%)
    1,500    Health and Educational Facility Financing Auth.         5.38        2/01/2035         1,537
                                                                                                --------
             NEW JERSEY (2.3%)
    1,000    EDA                                                     5.00        6/15/2029         1,094
    2,000    EDA                                                     5.00        9/01/2033         2,185
    1,000    Middlesex County Improvement Auth. (PRE)                5.00        8/15/2023         1,056
                                                                                                --------
                                                                                                   4,335
                                                                                                --------
             NEW MEXICO (1.1%)
    1,000    Farmington                                              4.88        4/01/2033         1,033
    1,000    Farmington                                              5.90        6/01/2040         1,116
                                                                                                --------
                                                                                                   2,149
                                                                                                --------
             NEW YORK (7.2%)
    1,000    Dormitory Auth.                                         5.50        5/01/2037         1,118
    3,000    MTA                                                     5.00       11/15/2030         3,207
    1,000    MTA(d)                                                  5.00       11/15/2042         1,074
    1,000    New York City                                           5.25        8/15/2023         1,181
    1,500    New York City Housing Dev. Corp. (INS)                  5.00        7/01/2025         1,614
    2,000    New York City Trust for Cultural Resources              5.00       12/01/2039         2,193
    8,455    Oneida County IDA (INS)                                 4.65(a)     7/01/2035         3,162
                                                                                                --------
                                                                                                  13,549
                                                                                                --------
             NORTH CAROLINA (0.6%)
    1,000    Charlotte-Mecklenberg Hospital Auth. (PRE)              4.88        1/15/2032         1,072
                                                                                                --------
             PUERTO RICO (0.5%)
    1,000    Commonwealth (INS)                                      5.00        7/01/2035         1,012
                                                                                                --------
             RHODE ISLAND (0.1%)
      205    Housing and Mortgage Finance Corp.                      6.85       10/01/2024           205
                                                                                                --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                              COUPON                         VALUE
(000)        SECURITY                                                RATE        MATURITY          (000)
--------------------------------------------------------------------------------------------------------
             SOUTH CAROLINA (1.2%)
$   2,000    Piedmont Municipal Power Agency (INS)                   5.75%       1/01/2034      $  2,329
                                                                                                --------
             TENNESSEE (0.4%)
    2,000    Knox County Health, Educational and Housing
               Facilities Board                                      5.01(a)     1/01/2035           697
                                                                                                --------
             TEXAS (11.0%)
    2,000    Duncanville ISD (NBGA)                                  4.63        2/15/2029         2,088
    2,000    El Paso (INS)                                           4.75        8/15/2033         2,113
    2,000    Hidalgo County Health Services Corp.                    5.00        8/15/2026         2,089
    2,000    Houston Utility Systems (INS)(e)                        5.13        5/15/2028         2,076
    5,675    Lewisville (INS)(e)                                     5.80        9/01/2025         6,168
    1,500    Manor ISD (NBGA)                                        5.00        8/01/2037         1,648
    1,000    Matagorda County(d)                                     4.00        6/01/2030           983
    1,000    Pflugerville (INS)(PRE)                                 5.00        8/01/2028         1,008
    1,500    Public Finance Auth. (INS)                              5.00        2/15/2036         1,521
    1,000    San Leanna Education Facilities Corp.                   4.75        6/01/2032         1,019
                                                                                                --------
                                                                                                  20,713
                                                                                                --------
             WASHINGTON (1.4%)
    1,500    Economic Dev. Finance Auth. (INS)                       5.00        6/01/2038         1,571
    1,000    Vancouver Downtown Redevelopment Auth. (INS)            5.00        1/01/2023         1,015
                                                                                                --------
                                                                                                   2,586
                                                                                                --------
             WEST VIRGINIA (0.8%)
    1,500    Pleasants County                                        5.25       10/15/2037         1,567
                                                                                                --------
             WYOMING (0.7%)
    1,250    Laramie County                                          5.00        5/01/2037         1,351
                                                                                                --------
             Total Tax-Exempt Bonds (cost: $90,293)                                               93,712
                                                                                                --------

             TAX-EXEMPT MONEY MARKET INSTRUMENTS (3.6%)

             VARIABLE-RATE DEMAND NOTES (3.5%)

             CALIFORNIA (1.1%)
    2,100    State (LIQ)(LOC - Dexia Credit Local)(b)                0.53        8/01/2027         2,100
                                                                                                --------
             ILLINOIS (0.8%)
    1,500    State Toll Highway Auth. (INS)(LIQ)                     0.47        1/01/2016         1,500
                                                                                                --------
             PENNSYLVANIA (1.6%)
      750    Emmaus General Auth. (INS)(LIQ)                         0.40       12/01/2028           750
      300    Luzerne County (INS)(LIQ)                               0.65       11/15/2026           300
    2,000    Luzerne County IDA (LOC - Sovereign Bank)               1.65        2/01/2029         2,000
                                                                                                --------
                                                                                                   3,050
                                                                                                --------
             Total Variable-Rate Demand Notes                                                      6,650
                                                                                                --------

================================================================================

16  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

---------------------------------------------------------------------------------------
                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
             MONEY MARKET FUNDS (0.1%)

  168,834    State Street Institutional Tax Free Money Market Fund, 0.00%(f)   $    169
                                                                               --------
             Total Tax-Exempt Money Market Instruments (cost: $6,819)             6,819
                                                                               --------
             Total Tax-Exempt Securities (cost: $97,112)                        100,531
                                                                               --------
             BLUE CHIP STOCKS (47.0%)

             CONSUMER DISCRETIONARY (5.6%)
             -----------------------------
             ADVERTISING (0.1%)
    2,760    Interpublic Group of Companies, Inc.                                    39
    1,760    Omnicom Group, Inc.                                                    110
                                                                               --------
                                                                                    149
                                                                               --------
             APPAREL RETAIL (0.2%)
      620    Abercrombie & Fitch Co. "A"                                             31
    1,800    Gap, Inc.                                                               73
    1,450    L Brands, Inc.                                                          72
      760    Ross Stores, Inc.                                                       49
    4,570    TJX Companies, Inc.                                                    231
       60    Urban Outfitters, Inc.*                                                  3
                                                                               --------
                                                                                    459
                                                                               --------
             APPAREL, ACCESSORIES & LUXURY GOODS (0.2%)
    1,740    Coach, Inc.                                                            101
      310    Fossil Group, Inc.*                                                     33
      270    PVH Corp.                                                               31
      420    Ralph Lauren Corp.                                                      74
      510    VF Corp.                                                                94
                                                                               --------
                                                                                    333
                                                                               --------
             AUTO PARTS & EQUIPMENT (0.2%)
      710    BorgWarner, Inc.*                                                       58
    1,340    Delphi Automotive plc                                                   65
    4,140    Johnson Controls, Inc.                                                 155
                                                                               --------
                                                                                    278
                                                                               --------
             AUTOMOBILE MANUFACTURERS (0.2%)
   23,451    Ford Motor Co.                                                         368
                                                                               --------
             AUTOMOTIVE RETAIL (0.1%)
      610    AutoNation, Inc.*                                                       28
      230    AutoZone, Inc.*                                                         94
    1,390    CarMax, Inc.*                                                           65
      357    CST Brands, Inc.                                                        11
      680    O'Reilly Automotive, Inc.*                                              74
                                                                               --------
                                                                                    272
                                                                               --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

---------------------------------------------------------------------------------------
                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
             BROADCASTING (0.2%)
    3,910    CBS Corp. "B"                                                     $    194
    1,080    Discovery Communications, Inc. "A"*                                     85
      630    Scripps Networks Interactive "A"                                        42
                                                                               --------
                                                                                    321
                                                                               --------
             CABLE & SATELLITE (0.6%)
    1,140    Cablevision Systems Corp. "A"                                           17
   16,102    Comcast Corp. "A"                                                      647
    3,180    DIRECTV*                                                               195
    1,899    Time Warner Cable, Inc.                                                181
                                                                               --------
                                                                                  1,040
                                                                               --------
             CASINOS & GAMING (0.0%)
    1,260    International Game Technology                                           22
      300    Wynn Resorts Ltd.                                                       41
                                                                               --------
                                                                                     63
                                                                               --------
             COMPUTER & ELECTRONICS RETAIL (0.0%)
    1,820    Best Buy Co., Inc.                                                      50
      830    GameStop Corp. "A"                                                      28
                                                                               --------
                                                                                     78
                                                                               --------
             CONSUMER ELECTRONICS (0.0%)
      680    Garmin Ltd.                                                             24
      510    Harman International Industries, Inc.                                   27
                                                                               --------
                                                                                     51
                                                                               --------
             DEPARTMENT STORES (0.1%)
      970    J.C. Penney Co., Inc.*                                                  17
    1,070    Kohl's Corp.                                                            55
    2,500    Macy's, Inc.                                                           121
    1,300    Nordstrom, Inc.                                                         76
                                                                               --------
                                                                                    269
                                                                               --------
             DISTRIBUTORS (0.0%)
    1,110    Genuine Parts Co.                                                       86
                                                                               --------
             FOOTWEAR (0.2%)
    4,500    NIKE, Inc. "B"                                                         277
                                                                               --------
             GENERAL MERCHANDISE STORES (0.3%)
      390    Big Lots, Inc.*                                                         13
    1,630    Dollar General Corp.*                                                   86
      940    Dollar Tree, Inc.*                                                      45
    1,060    Family Dollar Stores, Inc.                                              65
    3,970    Target Corp.                                                           276
                                                                               --------
                                                                                    485
                                                                               --------

================================================================================

18  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

---------------------------------------------------------------------------------------
                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
             HOME FURNISHINGS (0.0%)
      570    Leggett & Platt, Inc.                                             $     18
                                                                               --------
             HOME IMPROVEMENT RETAIL (0.5%)
    9,220    Home Depot, Inc.                                                       725
    7,040    Lowe's Companies, Inc.                                                 297
                                                                               --------
                                                                                  1,022
                                                                               --------
             HOMEBUILDING (0.1%)
    2,180    D.R. Horton, Inc.                                                       53
      820    Lennar Corp. "A"                                                        32
    2,360    PulteGroup, Inc.*                                                       51
                                                                               --------
                                                                                    136
                                                                               --------
             HOMEFURNISHING RETAIL (0.1%)
    1,480    Bed Bath & Beyond, Inc.*                                               101
                                                                               --------
             HOTELS, RESORTS & CRUISE LINES (0.2%)
    2,540    Carnival Corp.                                                          84
    1,716    Marriott International, Inc. "A"                                        72
    1,440    Starwood Hotels & Resorts Worldwide, Inc.                               99
    1,090    Wyndham Worldwide Corp.                                                 63
                                                                               --------
                                                                                    318
                                                                               --------
             HOUSEHOLD APPLIANCES (0.0%)
      530    Whirlpool Corp.                                                         68
                                                                               --------
             HOUSEWARES & SPECIALTIES (0.0%)
    2,180    Newell Rubbermaid, Inc.                                                 59
                                                                               --------
             INTERNET RETAIL (0.5%)
    2,270    Amazon.com, Inc.*                                                      611
      575    Expedia, Inc.                                                           33
      340    Netflix, Inc.*                                                          77
      300    priceline.com, Inc.*                                                   241
      815    TripAdvisor, Inc.                                                       52
                                                                               --------
                                                                                  1,014
                                                                               --------
             LEISURE PRODUCTS (0.1%)
    1,030    Hasbro, Inc.                                                            46
    1,650    Mattel, Inc.                                                            74
                                                                               --------
                                                                                    120
                                                                               --------
             MOTORCYCLE MANUFACTURERS (0.1%)
    1,720    Harley-Davidson, Inc.                                                   94
                                                                               --------
             MOVIES & ENTERTAINMENT (0.9%)
   12,180    News Corp. "A"                                                         391
    5,923    Time Warner, Inc.                                                      346

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

---------------------------------------------------------------------------------------
                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
    2,770    Viacom, Inc. "B"                                                  $    183
   11,135    Walt Disney Co.                                                        702
                                                                               --------
                                                                                  1,622
                                                                               --------
             PUBLISHING (0.0%)
    1,870    Gannett Co., Inc.                                                       40
                                                                               --------
             RESTAURANTS (0.6%)
      160    Chipotle Mexican Grill, Inc.*                                           58
      230    Darden Restaurants, Inc.                                                12
    6,500    McDonald's Corp.                                                       627
    5,150    Starbucks Corp.                                                        325
    2,600    Yum! Brands, Inc.                                                      176
                                                                               --------
                                                                                  1,198
                                                                               --------
             SPECIALIZED CONSUMER SERVICES (0.0%)
    1,670    H&R Block, Inc.                                                         49
                                                                               --------
             SPECIALTY STORES (0.1%)
       50    PetSmart, Inc.                                                           3
    3,650    Staples, Inc.                                                           55
      720    Tiffany & Co.                                                           56
                                                                               --------
                                                                                    114
                                                                               --------
             TIRES & RUBBER (0.0%)
    1,400    Goodyear Tire & Rubber Co.*                                             21
                                                                               --------
             Total Consumer Discretionary                                        10,523
                                                                               --------
             CONSUMER STAPLES (5.0%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.1%)
    3,750    Archer-Daniels-Midland Co.                                             121
                                                                               --------
             BREWERS (0.0%)
    1,050    Molson Coors Brewing Co. "B"                                            52
                                                                               --------
             DISTILLERS & VINTNERS (0.1%)
    1,070    Beam, Inc.                                                              69
      480    Brown-Forman Corp. "B"                                                  33
      980    Constellation Brands, Inc. "A"*                                         52
                                                                               --------
                                                                                    154
                                                                               --------
             DRUG RETAIL (0.4%)
    7,732    CVS Caremark Corp.                                                     445
    5,210    Walgreen Co.                                                           249
                                                                               --------
                                                                                    694
                                                                               --------
             FOOD DISTRIBUTORS (0.1%)
    3,290    Sysco Corp.                                                            111
                                                                               --------

================================================================================

20  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

---------------------------------------------------------------------------------------
                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
             FOOD RETAIL (0.1%)
    2,780    Kroger Co.                                                        $     94
    1,460    Safeway, Inc.                                                           33
    2,140    Whole Foods Market, Inc.                                               111
                                                                               --------
                                                                                    238
                                                                               --------
             HOUSEHOLD PRODUCTS (1.0%)
      690    Clorox Co.                                                              58
    6,160    Colgate-Palmolive Co.                                                  356
    2,120    Kimberly-Clark Corp.                                                   205
   16,193    Procter & Gamble Co.                                                 1,243
                                                                               --------
                                                                                  1,862
                                                                               --------
             HYPERMARKETS & SUPER CENTERS (0.5%)
    2,550    Costco Wholesale Corp.                                                 280
   10,450    Wal-Mart Stores, Inc.                                                  782
                                                                               --------
                                                                                  1,062
                                                                               --------
             PACKAGED FOODS & MEAT (0.8%)
      640    Campbell Soup Co.                                                       27
    2,630    ConAgra Foods, Inc.                                                     89
    1,080    Dean Foods Co.*                                                         11
    4,550    General Mills, Inc.                                                    214
    1,565    H.J. Heinz Co.                                                         113
      910    Hershey Co.                                                             81
       30    Hormel Foods Corp.                                                       1
      828    J.M. Smucker Co.                                                        84
    1,080    Kellogg Co.                                                             67
    3,520    Kraft Foods Group, Inc.                                                194
    1,040    McCormick & Co., Inc.                                                   72
    1,371    Mead Johnson Nutrition Co.                                             111
   10,850    Mondelez International, Inc. "A"                                       320
    1,740    Tyson Foods, Inc. "A"                                                   44
      276    Whitewave Foods Co. "A"                                                  5
      393    Whitewave Foods Co. "B"                                                  6
                                                                               --------
                                                                                  1,439
                                                                               --------
             PERSONAL PRODUCTS (0.1%)
    2,950    Avon Products, Inc.                                                     70
    1,480    Estee Lauder Companies, Inc. "A"                                       100
                                                                               --------
                                                                                    170
                                                                               --------
             SOFT DRINKS (1.0%)
   23,340    Coca-Cola Co.                                                          934
    2,560    Coca-Cola Enterprises, Inc.                                             95

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

---------------------------------------------------------------------------------------
                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
    1,290    Dr. Pepper Snapple Group, Inc.                                    $     59
      940    Monster Beverage Corp.*                                                 51
    9,433    PepsiCo, Inc.                                                          762
                                                                               --------
                                                                                  1,901
                                                                               --------
             TOBACCO (0.8%)
   12,240    Altria Group, Inc.                                                     442
    2,445    Lorillard, Inc.                                                        104
   10,080    Philip Morris International, Inc.                                      916
    1,870    Reynolds American, Inc.                                                 90
                                                                               --------
                                                                                  1,552
                                                                               --------
             Total Consumer Staples                                               9,356
                                                                               --------
             ENERGY (5.0%)
             -------------
             COAL & CONSUMABLE FUELS (0.1%)
    1,460    CONSOL Energy, Inc.                                                     51
    1,380    Peabody Energy Corp.                                                    27
                                                                               --------
                                                                                     78
                                                                               --------
             INTEGRATED OIL & GAS (2.5%)
   12,200    Chevron Corp.                                                        1,498
   27,283    Exxon Mobil Corp.                                                    2,468
    1,830    Hess Corp.                                                             123
    1,120    Murphy Oil Corp.                                                        71
    5,190    Occidental Petroleum Corp.                                             478
                                                                               --------
                                                                                  4,638
                                                                               --------
             OIL & GAS DRILLING (0.1%)
      420    Diamond Offshore Drilling, Inc.                                         29
    1,300    Ensco plc "A"                                                           78
      640    Helmerich & Payne, Inc.                                                 39
    2,100    Nabors Industries Ltd.                                                  34
    1,500    Noble Corp.                                                             58
      660    Rowan Companies plc "A"*                                                22
                                                                               --------
                                                                                    260
                                                                               --------
             OIL & GAS EQUIPMENT & SERVICES (0.7%)
    2,707    Baker Hughes, Inc.                                                     123
    1,400    Cameron International Corp.*                                            85
    1,380    FMC Technologies, Inc.*                                                 77
    5,670    Halliburton Co.                                                        237
    2,540    National-Oilwell Varco, Inc.                                           179
    8,132    Schlumberger Ltd.                                                      594
                                                                               --------
                                                                                  1,295
                                                                               --------

================================================================================

22  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

---------------------------------------------------------------------------------------
                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
             OIL & GAS EXPLORATION & PRODUCTION (1.1%)
    3,120    Anadarko Petroleum Corp.                                          $    273
    2,290    Apache Corp.                                                           188
    1,280    Cabot Oil & Gas Corp.                                                   90
    3,190    Chesapeake Energy Corp.                                                 70
    7,710    ConocoPhillips                                                         473
    2,350    Denbury Resources, Inc.*                                                43
    1,630    Devon Energy Corp.                                                      93
    1,600    EOG Resources, Inc.                                                    207
      880    EQT Corp.                                                               70
    4,260    Marathon Oil Corp.                                                     146
      930    Newfield Exploration Co.*                                               22
    1,940    Noble Energy, Inc.                                                     112
      740    Pioneer Natural Resources Co.                                          103
    1,030    QEP Resources, Inc.                                                     29
      840    Range Resources Corp.                                                   63
    2,130    Southwestern Energy Co.*                                                80
    1,383    WPX Energy, Inc.                                                        27
                                                                               --------
                                                                                  2,089
                                                                               --------
             OIL & GAS REFINING & MARKETING (0.3%)
    1,895    Marathon Petroleum Corp.                                               156
    3,875    Phillips 66                                                            258
      850    Tesoro Corp.                                                            52
    3,220    Valero Energy Corp.                                                    131
                                                                               --------
                                                                                    597
                                                                               --------
             OIL & GAS STORAGE & TRANSPORTATION (0.2%)
    3,718    Kinder Morgan, Inc.                                                    141
    4,060    Spectra Energy Corp.                                                   124
    4,150    Williams Companies, Inc.                                               146
                                                                               --------
                                                                                    411
                                                                               --------
             Total Energy                                                         9,368
                                                                               --------
             FINANCIALS (7.9%)
             -----------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.6%)
      705    Ameriprise Financial, Inc.                                              58
    7,095    Bank of New York Mellon Corp.                                          213
      743    BlackRock, Inc.                                                        208
      860    Franklin Resources, Inc.                                               133
    3,300    Invesco Ltd.                                                           111
      750    Legg Mason, Inc.                                                        26
    1,270    Northern Trust Corp.(g)                                                 74

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

---------------------------------------------------------------------------------------
                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
    2,970    State Street Corp.                                                $    197
    1,970    T. Rowe Price Group, Inc.                                              149
                                                                               --------
                                                                                  1,169
                                                                               --------
             CONSUMER FINANCE (0.5%)
    5,860    American Express Co.                                                   444
    3,510    Capital One Financial Corp.                                            214
    3,520    Discover Financial Services                                            167
    3,810    SLM Corp.                                                               90
                                                                               --------
                                                                                    915
                                                                               --------
             DIVERSIFIED BANKS (0.9%)
    1,300    Comerica, Inc.                                                          51
   11,380    U.S. Bancorp                                                           399
   29,530    Wells Fargo & Co.                                                    1,198
                                                                               --------
                                                                                  1,648
                                                                               --------
             INSURANCE BROKERS (0.1%)
    1,590    Aon plc                                                                101
    2,820    Marsh & McLennan Companies, Inc.                                       113
                                                                               --------
                                                                                    214
                                                                               --------
             INVESTMENT BANKING & BROKERAGE (0.4%)
    6,470    Charles Schwab Corp.                                                   129
    1,825    E*Trade Financial Corp.*                                                21
    2,730    Goldman Sachs Group, Inc.                                              442
    7,420    Morgan Stanley                                                         192
                                                                               --------
                                                                                    784
                                                                               --------
             LIFE & HEALTH INSURANCE (0.5%)
    2,830    AFLAC, Inc.                                                            158
    2,199    Lincoln National Corp.                                                  78
    6,040    MetLife, Inc.                                                          267
    1,820    Principal Financial Group, Inc.                                         69
    2,825    Prudential Financial, Inc.                                             195
      742    Torchmark Corp.                                                         48
    1,250    Unum Group                                                              35
                                                                               --------
                                                                                    850
                                                                               --------
             MULTI-LINE INSURANCE (0.4%)
    9,140    American International Group, Inc.*                                    406
      700    Assurant, Inc.                                                          35
    3,680    Genworth Financial, Inc. "A"*                                           40
    2,900    Hartford Financial Services Group, Inc.                                 89
    2,116    Loews Corp.                                                             97
                                                                               --------
                                                                                    667
                                                                               --------

================================================================================

24  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

---------------------------------------------------------------------------------------
                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
             MULTI-SECTOR HOLDINGS (0.0%)
    1,810    Leucadia National Corp.                                           $     57
                                                                               --------
             OTHER DIVERSIFIED FINANCIAL SERVICES (1.7%)
   65,843    Bank of America Corp.                                                  899
   18,001    Citigroup, Inc.                                                        936
   23,559    JPMorgan Chase & Co.                                                 1,286
                                                                               --------
                                                                                  3,121
                                                                               --------
             PROPERTY & CASUALTY INSURANCE (1.1%)
    1,670    ACE Ltd.                                                               150
    3,040    Allstate Corp.                                                         147
   10,968    Berkshire Hathaway, Inc. "B"*                                        1,251
    1,990    Chubb Corp.                                                            173
      970    Cincinnati Financial Corp.                                              46
    2,220    Progressive Corp.                                                       56
    2,350    Travelers Companies, Inc.                                              197
    2,680    XL Group plc                                                            84
                                                                               --------
                                                                                  2,104
                                                                               --------
             REAL ESTATE SERVICES (0.0%)
    1,990    CBRE Group, Inc. "A"*                                                   46
                                                                               --------
             REGIONAL BANKS (0.5%)
    4,130    BB&T Corp.                                                             136
    5,810    Fifth Third Bancorp                                                    106
    1,786    First Horizon National Corp.                                            20
    5,110    Huntington Bancshares, Inc.                                             40
    6,620    KeyCorp                                                                 71
      660    M&T Bank Corp.                                                          69
    3,195    PNC Financial Services Group, Inc.                                     229
    9,790    Regions Financial Corp.                                                 89
    3,200    SunTrust Banks, Inc.                                                   103
    1,310    Zions Bancorp                                                           37
                                                                               --------
                                                                                    900
                                                                               --------
             REITs - DIVERSIFIED (0.1%)
    1,238    Vornado Realty Trust                                                    99
                                                                               --------
             REITs - INDUSTRIAL (0.1%)
    3,283    ProLogis, Inc.                                                         132
                                                                               --------
             REITs - OFFICE (0.1%)
    1,050    Boston Properties, Inc.                                                112
                                                                               --------
             REITs - RESIDENTIAL (0.1%)
      770    Apartment Investment & Management Co. "A"                               24
      710    AvalonBay Communities, Inc.                                             94

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

---------------------------------------------------------------------------------------
                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
    2,215    Equity Residential                                                $    125
                                                                               --------
                                                                                    243
                                                                               --------
             REITs - RETAIL (0.2%)
    2,670    Kimco Realty Corp.                                                      59
      850    Macerich Co.                                                            55
    2,004    Simon Property Group, Inc.                                             334
                                                                               --------
                                                                                    448
                                                                               --------
             REITs - SPECIALIZED (0.4%)
    2,210    American Tower Corp.                                                   172
    1,950    HCP, Inc.                                                               93
    1,750    Health Care REIT, Inc.                                                 119
    4,342    Host Hotels & Resorts, Inc.                                             77
      800    Plum Creek Timber Co., Inc.                                             38
      745    Public Storage                                                         113
    1,700    Ventas, Inc.                                                           121
    3,017    Weyerhaeuser Co.                                                        90
                                                                               --------
                                                                                    823
                                                                               --------
             SPECIALIZED FINANCE (0.2%)
    1,850    CME Group, Inc.                                                        126
      440    IntercontinentalExchange, Inc.*                                         75
    1,940    McGraw-Hill Companies, Inc.                                            106
    1,370    Moody's Corp.                                                           91
      840    NASDAQ OMX Group, Inc.                                                  26
      910    NYSE Euronext                                                           37
                                                                               --------
                                                                                    461
                                                                               --------
             THRIFTS & MORTGAGE FINANCE (0.0%)
    3,630    Hudson City Bancorp, Inc.                                               31
    1,650    People's United Financial, Inc.                                         23
                                                                               --------
                                                                                     54
                                                                               --------
             Total Financials                                                    14,847
                                                                               --------
             HEALTH CARE (5.9%)
             ------------------
             BIOTECHNOLOGY (1.0%)
    1,220    Alexion Pharmaceuticals, Inc.*                                         119
    4,740    Amgen, Inc.                                                            477
    1,320    Biogen Idec, Inc.*                                                     313
    2,670    Celgene Corp.*                                                         330
    9,000    Gilead Sciences, Inc.*                                                 490
      470    Regeneron Pharmaceuticals, Inc.*                                       114
                                                                               --------
                                                                                  1,843
                                                                               --------

================================================================================

26  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

---------------------------------------------------------------------------------------
                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
             HEALTH CARE DISTRIBUTORS (0.2%)
    1,410    AmerisourceBergen Corp.                                           $     76
    2,310    Cardinal Health, Inc.                                                  109
    1,450    McKesson Corp.                                                         165
      720    Patterson Companies, Inc.                                               28
                                                                               --------
                                                                                    378
                                                                               --------
             HEALTH CARE EQUIPMENT (1.0%)
    9,330    Abbott Laboratories                                                    342
    3,470    Baxter International, Inc.                                             244
    1,310    Becton, Dickinson & Co.                                                129
    9,300    Boston Scientific Corp.*                                                86
      600    C.R. Bard, Inc.                                                         62
    1,315    CareFusion Corp.*                                                       48
    2,600    Covidien plc                                                           165
      580    Edwards Lifesciences Corp.*                                             39
      240    Intuitive Surgical, Inc.*                                              119
    6,290    Medtronic, Inc.                                                        321
    1,100    St. Jude Medical, Inc.                                                  48
    1,770    Stryker Corp.                                                          117
      830    Varian Medical Systems, Inc.*                                           56
    1,130    Zimmer Holdings, Inc.                                                   89
                                                                               --------
                                                                                  1,865
                                                                               --------
             HEALTH CARE FACILITIES (0.0%)
      817    Tenet Healthcare Corp.*                                                 39
                                                                               --------
             HEALTH CARE SERVICES (0.3%)
      570    DaVita HealthCare Partners, Inc.*                                       71
    4,819    Express Scripts Holding Co.*                                           299
      615    Laboratory Corp. of America Holdings*                                   61
      600    Quest Diagnostics, Inc.                                                 37
                                                                               --------
                                                                                    468
                                                                               --------
             HEALTH CARE SUPPLIES (0.0%)
    1,150    DENTSPLY International, Inc.                                            48
                                                                               --------
             HEALTH CARE TECHNOLOGY (0.0%)
      860    Cerner Corp.*                                                           85
                                                                               --------
             LIFE SCIENCES TOOLS & SERVICES (0.2%)
    2,000    Agilent Technologies, Inc.                                              91
    1,039    Life Technologies Corp.*                                                77
      680    PerkinElmer, Inc.                                                       21
    2,200    Thermo Fisher Scientific, Inc.                                         194
      690    Waters Corp.*                                                           67
                                                                               --------
                                                                                    450
                                                                               --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

---------------------------------------------------------------------------------------
                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
             MANAGED HEALTH CARE (0.5%)
    2,124    Aetna, Inc.                                                       $    128
    1,490    CIGNA Corp.                                                            101
    1,000    Humana, Inc.                                                            81
    6,400    UnitedHealth Group, Inc.                                               401
    2,020    WellPoint, Inc.                                                        156
                                                                               --------
                                                                                    867
                                                                               --------
             PHARMACEUTICALS (2.7%)
    9,330    AbbVie, Inc.                                                           398
      840    Actavis, Inc.*                                                         104
    1,800    Allergan, Inc.                                                         179
   10,256    Bristol-Myers Squibb Co.                                               472
    5,890    Eli Lilly and Co.                                                      313
    1,600    Forest Laboratories, Inc.*                                              64
      910    Hospira, Inc.*                                                          32
   16,790    Johnson & Johnson                                                    1,413
   18,783    Merck & Co., Inc.                                                      877
    2,530    Mylan, Inc.*                                                            77
      520    Perrigo Co.                                                             60
   43,634    Pfizer, Inc.                                                         1,188
                                                                               --------
                                                                                  5,177
                                                                               --------
             Total Health Care                                                   11,220
                                                                               --------
             INDUSTRIALS (4.7%)
             ------------------
             AEROSPACE & DEFENSE (1.2%)
    4,340    Boeing Co.                                                             430
    2,040    General Dynamics Corp.                                                 157
    4,610    Honeywell International, Inc.                                          362
       10    L-3 Communications Holdings, Inc.                                        1
    1,690    Lockheed Martin Corp.                                                  179
    1,200    Northrop Grumman Corp.                                                  99
    1,010    Precision Castparts Corp.                                              216
    1,635    Raytheon Co.                                                           109
    1,230    Rockwell Collins, Inc.                                                  79
    2,070    Textron, Inc.                                                           56
    5,410    United Technologies Corp.                                              513
                                                                               --------
                                                                                  2,201
                                                                               --------
             AIR FREIGHT & LOGISTICS (0.3%)
      990    C.H. Robinson Worldwide, Inc.                                           56
      810    Expeditors International of Washington, Inc.                            31
    1,690    FedEx Corp.                                                            163
    4,190    United Parcel Service, Inc. "B"                                        360
                                                                               --------
                                                                                    610
                                                                               --------

================================================================================

28  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

---------------------------------------------------------------------------------------
                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
             AIRLINES (0.0%)
    4,640    Southwest Airlines Co.                                            $     66
                                                                               --------
             BUILDING PRODUCTS (0.0%)
    2,100    Masco Corp.                                                             44
                                                                               --------
             CONSTRUCTION & ENGINEERING (0.1%)
    1,020    Fluor Corp.                                                             64
      640    Jacobs Engineering Group, Inc.*                                         37
    1,260    Quanta Services, Inc.*                                                  36
                                                                               --------
                                                                                    137
                                                                               --------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.4%)
    3,945    Caterpillar, Inc.                                                      339
      960    Cummins, Inc.                                                          115
    2,480    Deere & Co.                                                            216
      360    Joy Global, Inc.                                                        19
    2,412    PACCAR, Inc.                                                           129
                                                                               --------
                                                                                    818
                                                                               --------
             DIVERSIFIED SUPPORT SERVICES (0.1%)
      670    Cintas Corp.                                                            31
    1,020    Iron Mountain, Inc.                                                     36
                                                                               --------
                                                                                     67
                                                                               --------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.3%)
    3,117    Eaton Corp. plc                                                        206
    4,390    Emerson Electric Co.                                                   252
    1,110    Rockwell Automation, Inc.                                               98
      510    Roper Industries, Inc.                                                  63
                                                                               --------
                                                                                    619
                                                                               --------
             ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
    2,486    Republic Services, Inc.                                                 85
      480    Stericycle, Inc.*                                                       53
    2,205    Waste Management, Inc.                                                  92
                                                                               --------
                                                                                    230
                                                                               --------
             HUMAN RESOURCE & EMPLOYMENT SERVICES (0.0%)
      750    Robert Half International, Inc.                                         26
                                                                               --------
             INDUSTRIAL CONGLOMERATES (1.1%)
    3,910    3M Co.                                                                 431
    3,670    Danaher Corp.                                                          227
   62,000    General Electric Co.                                                 1,446
                                                                               --------
                                                                                  2,104
                                                                               --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

---------------------------------------------------------------------------------------
                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
             INDUSTRIAL MACHINERY (0.4%)
    1,320    Dover Corp.                                                       $    103
      440    Flowserve Corp.                                                         74
    2,510    Illinois Tool Works, Inc.                                              176
    1,860    Ingersoll-Rand plc                                                     107
      850    Pall Corp.                                                              58
      940    Parker-Hannifin Corp.                                                   94
      528    Pentair Ltd.                                                            31
    1,253    Stanley Black & Decker, Inc.                                            99
    1,040    Xylem, Inc.                                                             29
                                                                               --------
                                                                                    771
                                                                               --------
             OFFICE SERVICES & SUPPLIES (0.0%)
      660    Avery Dennison Corp.                                                    29
    1,370    Pitney Bowes, Inc.                                                      20
                                                                               --------
                                                                                     49
                                                                               --------
             RAILROADS (0.4%)
    7,340    CSX Corp.                                                              185
    1,520    Norfolk Southern Corp.                                                 117
    3,170    Union Pacific Corp.                                                    490
                                                                               --------
                                                                                    792
                                                                               --------
             RESEARCH & CONSULTING SERVICES (0.1%)
      270    Dun & Bradstreet Corp.                                                  26
      720    Equifax, Inc.                                                           44
                                                                               --------
                                                                                     70
                                                                               --------
             SECURITY & ALARM SERVICES (0.1%)
      690    ADT Corp.                                                               28
    2,160    Tyco International Ltd.                                                 73
                                                                               --------
                                                                                    101
                                                                               --------
             TRADING COMPANIES & DISTRIBUTORS (0.1%)
    1,860    Fastenal Co.                                                            97
      480    W.W. Grainger, Inc.                                                    124
                                                                               --------
                                                                                    221
                                                                               --------
             TRUCKING (0.0%)
      360    Ryder System, Inc.                                                      23
                                                                               --------
             Total Industrials                                                    8,949
                                                                               --------
             INFORMATION TECHNOLOGY (8.5%)
             -----------------------------
             APPLICATION SOFTWARE (0.2%)
    2,900    Adobe Systems, Inc.*                                                   125
    1,090    Autodesk, Inc.*                                                         41

================================================================================

30  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

---------------------------------------------------------------------------------------
                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
    1,240    Citrix Systems, Inc.*                                             $     80
    1,640    Intuit, Inc.                                                            96
    3,080    Salesforce.com, Inc.*                                                  130
                                                                               --------
                                                                                    472
                                                                               --------
             COMMUNICATIONS EQUIPMENT (0.9%)
   32,845    Cisco Systems, Inc.                                                    791
      480    F5 Networks, Inc.*                                                      40
      790    Harris Corp.                                                            39
    1,770    JDS Uniphase Corp.*                                                     24
    3,200    Juniper Networks, Inc.*                                                 57
    1,775    Motorola Solutions, Inc.                                               103
   10,370    QUALCOMM, Inc.                                                         658
                                                                               --------
                                                                                  1,712
                                                                               --------
             COMPUTER HARDWARE (1.6%)
    5,620    Apple, Inc.                                                          2,527
    9,930    Dell, Inc.                                                             133
   11,150    Hewlett-Packard Co.                                                    272
                                                                               --------
                                                                                  2,932
                                                                               --------
             COMPUTER STORAGE & PERIPHERALS (0.3%)
   12,490    EMC Corp.*                                                             309
    2,190    NetApp, Inc.*                                                           82
    1,600    SanDisk Corp.*                                                          95
    1,910    Seagate Technology plc                                                  82
    1,370    Western Digital Corp.                                                   87
                                                                               --------
                                                                                    655
                                                                               --------
             DATA PROCESSING & OUTSOURCED SERVICES (0.8%)
    2,960    Automatic Data Processing, Inc.                                        203
    1,110    Computer Sciences Corp.                                                 50
    1,230    Fidelity National Information Services, Inc.                            55
      850    Fiserv, Inc.*                                                           74
      610    MasterCard, Inc. "A"                                                   348
    1,630    Paychex, Inc.                                                           61
    1,000    Total System Services, Inc.                                             23
    3,170    Visa, Inc. "A"                                                         565
    3,695    Western Union Co.                                                       61
                                                                               --------
                                                                                  1,440
                                                                               --------
             ELECTRONIC COMPONENTS (0.1%)
    1,270    Amphenol Corp. "A"                                                      99
    7,610    Corning, Inc.                                                          117
                                                                               --------
                                                                                    216
                                                                               --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

---------------------------------------------------------------------------------------
                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
             ELECTRONIC EQUIPMENT & INSTRUMENTS (0.0%)
      730    FLIR Systems, Inc.                                                $     18
                                                                               --------
             ELECTRONIC MANUFACTURING SERVICES (0.1%)
    1,520    Jabil Circuit, Inc.                                                     31
    1,060    Molex, Inc.                                                             31
    2,600    TE Connectivity Ltd.                                                   115
                                                                               --------
                                                                                    177
                                                                               --------
             HOME ENTERTAINMENT SOFTWARE (0.0%)
    1,990    Electronic Arts, Inc.*                                                  46
                                                                               --------
             INTERNET SOFTWARE & SERVICES (1.1%)
    1,250    Akamai Technologies, Inc.*                                              58
    6,960    eBay, Inc.*                                                            376
    1,620    Google, Inc. "A"*                                                    1,410
      760    VeriSign, Inc.*                                                         36
    6,390    Yahoo! Inc.*                                                           168
                                                                               --------
                                                                                  2,048
                                                                               --------
             IT CONSULTING & OTHER SERVICES (1.0%)
    3,900    Accenture plc "A"                                                      320
    2,120    Cognizant Technology Solutions Corp. "A"*                              137
    6,380    International Business Machines Corp.                                1,327
    1,005    Teradata Corp.*                                                         56
                                                                               --------
                                                                                  1,840
                                                                               --------
             OFFICE ELECTRONICS (0.0%)
    8,163    Xerox Corp.                                                             72
                                                                               --------
             SEMICONDUCTOR EQUIPMENT (0.1%)
    4,770    Applied Materials, Inc.                                                 72
      990    KLA-Tencor Corp.                                                        56
    1,052    Lam Research Corp.*                                                     49
    1,340    Teradyne, Inc.*                                                         24
                                                                               --------
                                                                                    201
                                                                               --------
             SEMICONDUCTORS (0.9%)
    4,440    Advanced Micro Devices, Inc.*                                           18
    2,050    Altera Corp.                                                            68
    2,280    Analog Devices, Inc.                                                   105
    3,330    Broadcom Corp. "A"                                                     119
      370    First Solar, Inc.*                                                      20
   29,410    Intel Corp.                                                            714
    1,440    Linear Technology Corp.                                                 54
    3,380    LSI Corp.*                                                              25

================================================================================

32  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

---------------------------------------------------------------------------------------
                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
    1,370    Microchip Technology, Inc.                                        $     50
    5,990    Micron Technology, Inc.*                                                70
    4,260    NVIDIA Corp.                                                            62
    6,890    Texas Instruments, Inc.                                                247
    1,570    Xilinx, Inc.                                                            64
                                                                               --------
                                                                                  1,616
                                                                               --------
             SYSTEMS SOFTWARE (1.4%)
      515    BMC Software, Inc.*                                                     23
    2,160    CA, Inc.                                                                59
   46,005    Microsoft Corp.                                                      1,605
   23,127    Oracle Corp.                                                           781
    1,150    Red Hat, Inc.*                                                          55
    3,470    Symantec Corp.*                                                         78
                                                                               --------
                                                                                  2,601
                                                                               --------
             Total Information Technology                                        16,046
                                                                               --------
             MATERIALS (1.6%)
             ----------------
             ALUMINUM (0.0%)
    7,330    Alcoa, Inc.                                                             62
                                                                               --------
             COMMODITY CHEMICALS (0.1%)
    2,020    LyondellBasell Industries N.V. "A"                                     135
                                                                               --------
             CONSTRUCTION MATERIALS (0.0%)
      760    Vulcan Materials Co.                                                    41
                                                                               --------
             DIVERSIFIED CHEMICALS (0.4%)
    7,240    Dow Chemical Co.                                                       250
    5,840    E.I. du Pont de Nemours & Co.                                          326
      940    Eastman Chemical Co.                                                    67
      350    FMC Corp.                                                               22
      820    PPG Industries, Inc.                                                   126
                                                                               --------
                                                                                    791
                                                                               --------
             DIVERSIFIED METALS & MINING (0.1%)
    5,612    Freeport-McMoRan Copper & Gold, Inc.                                   174
                                                                               --------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.3%)
      410    CF Industries Holdings, Inc.                                            78
    3,180    Monsanto Co.                                                           320
    1,640    Mosaic Co.                                                             100
                                                                               --------
                                                                                    498
                                                                               --------
             GOLD (0.1%)
    2,900    Newmont Mining Corp.                                                    99
                                                                               --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  33

================================================================================

---------------------------------------------------------------------------------------
                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
             INDUSTRIAL GASES (0.2%)
    1,235    Air Products & Chemicals, Inc.                                    $    117
      170    Airgas, Inc.                                                            17
    2,150    Praxair, Inc.                                                          246
                                                                               --------
                                                                                    380
                                                                               --------
             METAL & GLASS CONTAINERS (0.0%)
    1,380    Ball Corp.                                                              60
      950    Owens-Illinois, Inc.*                                                   26
                                                                               --------
                                                                                     86
                                                                               --------
             PAPER PACKAGING (0.0%)
      140    Bemis Co., Inc.                                                          6
    1,340    Sealed Air Corp.                                                        32
                                                                               --------
                                                                                     38
                                                                               --------
             PAPER PRODUCTS (0.1%)
    3,430    International Paper Co.                                                158
    1,340    MeadWestvaco Corp.                                                      47
                                                                               --------
                                                                                    205
                                                                               --------
             SPECIALTY CHEMICALS (0.2%)
    1,660    Ecolab, Inc.                                                           140
      570    International Flavors & Fragrances, Inc.                                46
      520    Sherwin-Williams Co.                                                    98
      950    Sigma-Aldrich Corp.                                                     79
                                                                               --------
                                                                                    363
                                                                               --------
             STEEL (0.1%)
      580    Allegheny Technologies, Inc.                                            16
      940    Cliffs Natural Resources, Inc.                                          17
    1,860    Nucor Corp.                                                             83
      840    United States Steel Corp.                                               15
                                                                               --------
                                                                                    131
                                                                               --------
             Total Materials                                                      3,003
                                                                               --------
             TELECOMMUNICATION SERVICES (1.3%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (1.2%)
   33,430    AT&T, Inc.                                                           1,170
    3,741    CenturyLink, Inc.                                                      128
    6,099    Frontier Communications Corp.                                           25
   16,925    Verizon Communications, Inc.                                           820
    3,606    Windstream Corp.                                                        29
                                                                               --------
                                                                                  2,172
                                                                               --------

================================================================================

34  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

---------------------------------------------------------------------------------------
                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
             WIRELESS TELECOMMUNICATION SERVICES (0.1%)
    1,670    Crown Castle International Corp.*                                 $    119
   18,590    Sprint Nextel Corp.*                                                   136
                                                                               --------
                                                                                    255
                                                                               --------
             Total Telecommunication Services                                     2,427
                                                                               --------
             UTILITIES (1.5%)
             ----------------
             ELECTRIC UTILITIES (0.9%)
    2,820    American Electric Power Co., Inc.                                      129
    4,432    Duke Energy Corp.                                                      297
    1,730    Edison International                                                    80
      990    Entergy Corp.                                                           68
    5,338    Exelon Corp.                                                           167
    1,660    FirstEnergy Corp.                                                       65
    3,140    NextEra Energy, Inc.                                                   237
    1,380    Northeast Utilities                                                     58
    1,750    Pepco Holdings, Inc.                                                    36
      850    Pinnacle West Capital Corp.                                             48
    3,500    PPL Corp.                                                              104
    5,360    Southern Co.                                                           235
    2,990    Xcel Energy, Inc.                                                       86
                                                                               --------
                                                                                  1,610
                                                                               --------
             GAS UTILITIES (0.0%)
      650    AGL Resources, Inc.                                                     27
    1,260    ONEOK, Inc.                                                             57
                                                                               --------
                                                                                     84
                                                                               --------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.0%)
    3,900    AES Corp.                                                               48
    1,620    NRG Energy, Inc.                                                        41
                                                                               --------
                                                                                     89
                                                                               --------
             MULTI-UTILITIES (0.6%)
    1,840    Ameren Corp.                                                            63
    2,760    CenterPoint Energy, Inc.                                                64
    1,560    CMS Energy Corp.                                                        42
    1,480    Consolidated Edison, Inc.                                               85
    3,360    Dominion Resources, Inc.                                               190
      920    DTE Energy Co.                                                          61
      601    Integrys Energy Group, Inc.                                             35
    2,170    NiSource, Inc.                                                          62
    2,420    PG&E Corp.                                                             109
    3,040    Public Service Enterprise Group, Inc.                                  100

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  35

================================================================================

---------------------------------------------------------------------------------------
                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES    SECURITY                                                             (000)
---------------------------------------------------------------------------------------
      880    SCANA Corp.                                                       $     44
    1,410    Sempra Energy                                                          115
    1,670    TECO Energy, Inc.                                                       29
    1,740    Wisconsin Energy Corp.                                                  71
                                                                               --------
                                                                                  1,070
                                                                               --------
             Total Utilities                                                      2,853
                                                                               --------
             Total Blue Chip Stocks (cost: $45,548)                              88,592
                                                                               --------

             TOTAL INVESTMENTS (COST: $142,660)                                $189,123
                                                                               ========

--------------------------------------------------------------------------------------------------
($ IN 000s)                                     VALUATION HIERARCHY
--------------------------------------------------------------------------------------------------
                                         (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                     QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                 IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                        FOR IDENTICAL ASSETS              INPUTS         INPUTS        TOTAL
--------------------------------------------------------------------------------------------------
Tax-Exempt Bonds                           $     -             $ 93,712            $-     $ 93,712
Tax-Exempt Money
  Market Instruments:
  Variable-Rate Demand Notes                     -                6,650             -        6,650
  Money Market Funds                           169                    -             -          169
Blue Chip Stocks                            88,592                    -             -       88,592
--------------------------------------------------------------------------------------------------
Total                                      $88,761             $100,362            $-     $189,123
--------------------------------------------------------------------------------------------------

For the period of June 1, 2012, through May 31, 2013, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

36  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

May 31, 2013

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o   CATEGORIES AND DEFINITIONS

    VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

    CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

    (INS)  Principal and interest payments are insured by one of the following:
           ACA Financial Guaranty Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., Financial Guaranty Insurance Co., or National Public Finance Guarantee Corp.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  37

================================================================================

           Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

    (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand by one of the following: Dexia Credit Local, JPMorgan Chase Bank, N.A., Landesbank Hessen-Thuringen, or Wells Fargo Bank, N.A.

    (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

    (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from Texas Permanent School Fund.

o   PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

    EDA      Economic Development Authority
    IDA      Industrial Development Authority/Agency
    ISD      Independent School District
    MTA      Metropolitan Transportation Authority
    PRE      Prerefunded to a date prior to maturity
    REIT     Real estate investment trust
    USD      Unified School District

o   SPECIFIC NOTES

    (a) Zero-coupon security. Rate represents the effective yield at the date of purchase.

    (b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by

================================================================================

38  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

        USAA Asset Management Company under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

    (c) Currently the issuer is in default with respect to interest and/or principal payments.

    (d) At May 31, 2013, the aggregate market value of securities purchased on a when-issued basis was $2,057,000.

    (e) At May 31, 2013, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

    (f) Rate represents the money market fund annualized seven-day yield at May 31, 2013.

    (g) Northern Trust Investments, Inc., the subadviser of the Fund, is an indirect subsidiary of Northern Trust Corp.

      * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  39

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

May 31, 2013

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $142,660)            $189,123
   Cash                                                                            3
   Receivables:
      Capital shares sold                                                        222
      Dividends and interest                                                   1,364
                                                                            --------
         Total assets                                                        190,712
                                                                            --------
LIABILITIES
   Payables:
      Securities purchased                                                     2,074
      Capital shares redeemed                                                     14
   Accrued management fees                                                        85
   Accrued transfer agent's fees                                                   2
   Other accrued expenses and payables                                            76
                                                                            --------
         Total liabilities                                                     2,251
                                                                            --------
            Net assets applicable to capital shares outstanding             $188,461
                                                                            ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                          $155,574
   Accumulated undistributed net investment income                               768
   Accumulated net realized loss on investments                              (14,344)
   Net unrealized appreciation of investments                                 46,463
                                                                            --------
            Net assets applicable to capital shares outstanding             $188,461
                                                                            ========
   Capital shares outstanding, unlimited number of shares authorized,
      no par value                                                            12,088
                                                                            ========
   Net asset value, redemption price, and offering price per share          $  15.59
                                                                            ========

See accompanying notes to financial statements.

================================================================================

40  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Year ended May 31, 2013

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends                                                             $ 1,848
   Interest                                                                4,189
                                                                         -------
         Total income                                                      6,037
                                                                         -------
EXPENSES
   Management fees                                                           947
   Administration and servicing fees                                         261
   Transfer agent's fees                                                     184
   Custody and accounting fees                                               103
   Postage                                                                    10
   Shareholder reporting fees                                                 26
   Trustees' fees                                                             11
   Registration fees                                                          34
   Professional fees                                                          80
   Other                                                                       9
                                                                         -------
         Total expenses                                                    1,665
                                                                         -------
NET INVESTMENT INCOME                                                      4,372
                                                                         -------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain                                                         517
   Change in net unrealized appreciation/depreciation                     17,947
                                                                         -------
         Net realized and unrealized gain                                 18,464
                                                                         -------
   Increase in net assets resulting from operations                      $22,836
                                                                         =======

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  41

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Years ended May 31,

--------------------------------------------------------------------------------

                                                                  2013          2012
------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                     $  4,372       $  4,080
   Net realized gain on investments                               517            772
   Change in net unrealized appreciation/depreciation
      of investments                                           17,947          5,518
                                                             -----------------------
      Increase in net assets resulting from operations         22,836         10,370
                                                             -----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                       (4,369)        (4,015)
                                                             -----------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                   23,183         15,738
   Reinvested dividends                                         4,108          3,770
   Cost of shares redeemed                                    (20,015)       (17,638)
                                                             -----------------------
      Increase in net assets from capital
         share transactions                                     7,276          1,870
                                                             -----------------------
   Net increase in net assets                                  25,743          8,225
NET ASSETS
   Beginning of year                                          162,718        154,493
                                                             -----------------------
   End of year                                               $188,461       $162,718
                                                             =======================
Accumulated undistributed net investment income:
   End of year                                               $    768       $    766
                                                             =======================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                  1,549          1,149
   Shares issued for dividends reinvested                         281            283
   Shares redeemed                                             (1,352)        (1,316)
                                                             -----------------------
      Increase in shares outstanding                              478            116
                                                             =======================

See accompanying notes to financial statements.

================================================================================

42  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

May 31, 2013

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this annual report pertains only to the USAA Growth and Tax Strategy Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek a conservative balance between income, the majority of which is exempt from federal income tax, and the potential for long-term growth of capital to preserve purchasing power.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

    reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    2. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

    3. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    4. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

================================================================================

44  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

    5. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include all tax-exempt bonds valued based on

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

    methods discussed in Note 1A4, and variable-rate demand notes, which are valued at amortized cost.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of May 31, 2013, the Fund's outstanding delayed-delivery

================================================================================

46  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

    commitments, including interest purchased, were $2,074,000; all of which were when-issued securities.

F. EXPENSES PAID INDIRECTLY -- A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. Effective January 1, 2013, the Fund's custodian suspended the bank credit arrangement. For the year ended May 31, 2013, custodian and other bank credits reduced the Fund's expenses by less than $500. For the year ended May 31, 2013, the Fund did not receive any brokerage commission recapture credits.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2012, the Funds were assessed facility fees by CAPCO in the amount of 7.5 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the year ended May 31, 2013, the Fund paid CAPCO facility fees of $1,000, which represents 0.3% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the year ended May 31, 2013.

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

During the current fiscal year, permanent differences between book-basis and tax-basis accounting for partnership adjustments and non-REIT return of capital adjustments resulted in reclassifications to the statement of assets and liabilities to decrease accumulated undistributed net investment income and decrease accumulated net realized loss on investments by $1,000. These reclassifications had no effect on net assets.

The tax character of distributions paid during the years ended May 31, 2013, and May 31, 2012, was as follows:

                                               2013                      2012
                                            ------------------------------------
Ordinary income*                            $1,341,000                $1,098,000
Tax-exempt income                            3,028,000                 2,917,000

* Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

================================================================================

48  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

As of May 31, 2013, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income                                     $    668,000
Undistributed ordinary income                                             96,000
Accumulated capital and other losses                                 (14,317,000)
Unrealized appreciation of investments                                46,448,000

The difference between book-basis and tax-basis unrealized appreciation of investments is attributable to the tax deferral of losses on wash sales and return of capital of dividends adjustments.

Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), a fund is permitted to carry forward net capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

For the year ended May 31, 2013, the Fund utilized pre-enactment capital loss carryforwards of $569,000, to offset capital gains. At May 31, 2013, the Fund had pre-enactment capital loss carryforwards of $14,267,000, and no post-enactment capital loss carryforwards, for federal income tax purposes. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Fund's next taxable year. For the year ended May 31, 2013, the Fund deferred to June 1, 2013, post October capital losses of $50,000. If not offset by subsequent capital gains, the pre-enactment capital loss carryforwards will expire between 2017 and 2018, as shown below. It is

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

and 2018, as shown below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

PRE-ENACTMENT CAPITAL LOSS CARRYFORWARDS
----------------------------------------
EXPIRES                        BALANCE
-------                      -----------
 2017                        $ 2,735,000
 2018                         11,532,000
                             -----------
                 Total       $14,267,000
                             ===========

For the year ended May 31, 2013, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal year-ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended May 31, 2013, were $12,422,000 and $9,030,000, respectively.

As of May 31, 2013, the cost of securities, including short-term securities, for federal income tax purposes, was $142,675,000.

Gross unrealized appreciation and depreciation of investments as of May 31, 2013, for federal income tax purposes, were $49,362,000 and $2,914,000, respectively, resulting in net unrealized appreciation of $46,448,000.

(5) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund and for directly managing the day-to-day investment

================================================================================

50  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

    of a portion of the Fund's assets, subject to the authority of and supervision by the Board. The Manager is also authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a portion of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

    The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated monthly by comparing the Fund's performance to a composite index comprised of 51% of the Lipper General Municipal Bond Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper General Municipal Bond Funds category, and 49% of the Lipper Large-Cap Core Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Large-Cap Core Fund category. The performance period for the Fund consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE                ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                  AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
--------------------------------------------------------------------------------
+/- 0.20% to 0.50%                    +/- 0.04%
+/- 0.51% to 1.00%                    +/- 0.05%
+/- 1.01% and greater                 +/- 0.06%

    (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

    The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

    then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

    Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the composite index over that period, even if the Fund had overall negative returns during the performance period.

    For the year ended May 31, 2013, the Fund incurred total management fees, paid or payable to the Manager, of $947,000, which included a 0.04% performance adjustment of $78,000.

B. SUBADVISORY ARRANGEMENT(S) -- The Manager has entered into an investment subadvisory agreement with Northern Trust Investments (NTI), under which NTI directs the investment and reinvestment of the portion of the Fund's assets invested in blue chip stocks (as allocated from time to time by the Manager). The Manager (not the Fund) pays NTI a subadvisory fee equal to the greater of a minimum annual fee of $100,000 or a fee at an annual amount of 0.25% on the first $40 million of assets and 0.10% on assets over $40 million of the portion of the Fund's average net assets that NTI manages. For the year ended May 31, 2013, the Manager incurred subadvisory fees, paid or payable to NTI, of $140,000.

C. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the year ended May 31, 2013, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $261,000.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended May 31, 2013,

================================================================================

52  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

    the Fund reimbursed the Manager $5,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended May 31, 2013, the Fund incurred transfer agent's fees, paid or payable to SAS, of $184,000.

E. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(7) NEW ACCOUNTING PRONOUNCEMENTS

OFFSETTING ASSETS AND LIABILITIES -- In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund's financial position. In January 2013, FASB issued ASU No. 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments in ASU No. 2013-01 clarify the scope of disclosures required by ASU No. 2011-11. These ASUs are effective for annual periods beginning on or after January 1, 2013, and interim periods within those annual periods. The Fund believes the adoption of these ASUs will not have a material impact on its financial statement disclosures.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  53

================================================================================

(8) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                                      YEAR ENDED MAY 31,
                             ---------------------------------------------------------------
                                 2013          2012          2011          2010         2009
                             ---------------------------------------------------------------
Net asset value at
  beginning of period        $  14.02      $  13.44      $  12.28      $  11.00     $  13.80
                             ---------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income           .37           .36           .35           .37          .40
  Net realized and
    unrealized gain (loss)       1.57           .57          1.16          1.28        (2.80)
                             ---------------------------------------------------------------
Total from investment
  operations                     1.94           .93          1.51          1.65        (2.40)
                             ---------------------------------------------------------------
Less distributions from:
  Net investment income          (.37)         (.35)         (.35)         (.37)        (.40)
                             ---------------------------------------------------------------
  Net asset value at end
    of period                $  15.59      $  14.02      $  13.44      $  12.28     $  11.00
                             ===============================================================
Total return (%)*               14.07          7.11         12.54         15.17(a)    (17.38)
Net assets at end of
  period (000)               $188,461      $162,718      $154,493      $144,251     $132,807
Ratios to average
  net assets:**
  Expenses (%)(b)                 .96           .98           .93           .88(a)       .90
  Net investment income (%)      2.51          2.65          2.73          3.08         3.46
Portfolio turnover (%)              5             8            19            18           25

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.

 ** For the year ended May 31, 2013, average net assets were $174,006,000.

(a) During the year ended May 31, 2010, SAS reimbursed the Fund $21,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund's total return was less than 0.01%. The reimbursement decreased the Fund's expense ratios by 0.01%. This decrease is excluded from the expense ratios above.

(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.

================================================================================

54  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

EXPENSE EXAMPLE

May 31, 2013 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of December 1, 2012, through May 31, 2013.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this

================================================================================

                                                           EXPENSE EXAMPLE |  55

================================================================================

information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                EXPENSES PAID
                                         BEGINNING            ENDING            DURING PERIOD*
                                       ACCOUNT VALUE       ACCOUNT VALUE      DECEMBER 1, 2012 -
                                      DECEMBER 1, 2012     MAY 31, 2013          MAY 31, 2013
                                      ----------------------------------------------------------
Actual                                   $1,000.00           $1,070.30               $4.96

Hypothetical
 (5% return before expenses)              1,000.00            1,020.14                4.84

* Expenses are equal to the Fund's annualized expense ratio of 0.96%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 7.03% for the six-month period of December 1, 2012, through May 31, 2013.

================================================================================

56  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

ADVISORY AGREEMENT(S)

May 31, 2013

--------------------------------------------------------------------------------

At a meeting of the Board of Trustees (the Board) held on April 30, 2013, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund and the Subadvisory Agreement between the Manager and the Subadviser with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and Subadvisory Agreement and the Manager and the Subadviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and
(iii) information about the Manager's and Subadviser's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement and the Subadvisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement and the Subadvisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement and the Subadvisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning

================================================================================

                                                     ADVISORY AGREEMENT(S) |  57

================================================================================

the Fund's performance and related services provided by the Manager and by the Subadviser. At the meeting at which the renewal of the Advisory Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager and the Subadviser is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement and Subadvisory Agreement included certain information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of its duties under the Advisory Agreement. The Board

================================================================================

58  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The Board discussed the Manager's effectiveness in monitoring the performance of the Subadviser and its timeliness in responding to performance issues. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered.

The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, retail investment companies with front-end loads and no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all front-end load and no-load retail open-end investment companies in the same investment classification/objective as the Fund regardless of

================================================================================

                                                     ADVISORY AGREEMENT(S) |  59

================================================================================

asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate -- which includes advisory and administrative services and the effects of any performance fee adjustment -- was below the median of its expense group and above the median of its expense universe. The data indicated that the Fund's total expenses were below the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates. The Board also noted the level and method of computing the Fund's management fee, including any performance adjustment to such fee. The Board also took into account that the subadvisory fees under the Subadvisory Agreement are paid by the Manager. The Board also considered and discussed information about the Subadviser's fees, including the amount of management fees retained by the Manager after payment of the subadvisory fee. The Board also took into account management's discussion of the Fund's expenses.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2012. The Board also noted that the Fund's percentile performance ranking was in the top 40% of its performance universe for the one-year period ended December 31, 2012, was in the top 20% of its performance universe for the three-year period ended

================================================================================

60  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

December 31, 2012, and was in the top 25% of its performance universe for the five-year period ended December 31, 2012.

COMPENSATION AND PROFITABILITY -- The Board took into consideration the level and method of computing the Fund's management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Manager pays the subadvisory fees. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE -- The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussions of the current advisory fee structure. The Board also considered the fact that the Manager pays the Fund's subadvisory fee. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS -- The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the

================================================================================

                                                     ADVISORY AGREEMENT(S) |  61

================================================================================

Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with a similar investment strategy and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager and its affiliates' level of profitability from their relationship with the Fund is reasonable. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

SUBADVISORY AGREEMENT

In approving the Subadvisory Agreement with respect to the Fund, the Board considered various factors, among them: (i) the nature, extent, and quality of services provided to the Fund by the Subadviser, including the personnel providing services; (ii) the Subadviser's compensation and any other benefits derived from the subadvisory relationship; (iii) comparisons, to the extent applicable, of subadvisory fees and performance to comparable investment companies; and (iv) the terms of the Subadvisory Agreement. The Board's analysis of these factors is set forth below. After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Subadvisory Agreement. In approving the Subadvisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED; INVESTMENT PERSONNEL -- The Trustees considered information provided to them regarding the services provided by the Subadviser, including information presented periodically throughout the previous year. The Board considered the Subadviser's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities

================================================================================

62  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

with respect to the Fund and the Subadviser's level of staffing. The Trustees noted that the materials provided to them by the Subadviser indicated that the method of compensating portfolio managers is reasonable and includes appropriate mechanisms to prevent a manager with underperformance from taking undue risks. The Trustees also noted the Subadviser's brokerage practices. The Board also considered the Subadviser's regulatory and compliance history. The Board also took into account the Subadviser's risk management processes. The Board noted that the Manager's monitoring processes of the Subadviser include: (i) regular telephonic meetings to discuss, among other matters, investment strategies and to review portfolio performance; (ii) monthly portfolio compliance checklists and quarterly compliance certifications to the Board; and (iii) due diligence visits to the Subadviser.

SUBADVISER COMPENSATION -- The Board also took into consideration the financial condition of the Subadviser. In considering the cost of services to be provided by the Subadviser and the profitability to the Subadviser of its relationship with the Fund, the Trustees noted that the fees under the Subadvisory Agreement were paid by the Manager. The Trustees also relied on the ability of the Manager to negotiate the Subadvisory Agreement and the fees thereunder at arm's length. For the above reasons, the Board determined that the profitability of the Subadviser from its relationship with the Fund was not a material factor in its deliberations with respect to the consideration of the approval of the Subadvisory Agreement. For similar reasons, the Board concluded that the potential for economies of scale in the Subadviser's management of the Fund was not a material factor in considering the Subadvisory Agreement, although the Board noted that the Subadvisory Agreement contains breakpoints in its fee schedule.

SUBADVISORY FEES AND FUND PERFORMANCE -- The Board noted that it was reported that the subadvisory fees that the Subadviser charges the Fund are unique due to the type of fund and could not be compared to the fees that the Subadviser charges to other clients. The Board considered that the Fund pays a management fee to the Manager and that, in turn, the Manager pays a subadvisory fee to the Subadviser. As noted above, the Board considered, among other data, the Fund's performance during

================================================================================

                                                     ADVISORY AGREEMENT(S) |  63

================================================================================

the one-, three-, and five-year periods ended December 31, 2012, as compared to the Fund's peer group and noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Board also considered the performance of the Subadviser. The Board noted the Manager's expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadviser. The Board was mindful of the Manager's focus on the Subadviser's performance.

CONCLUSIONS -- The Board reached the following conclusions regarding the Subadvisory Agreement, among others: (i) the Subadviser is qualified to manage the Fund's assets in accordance with its investment objectives and policies;
(ii) the Subadviser maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with a similar investment strategy and to relevant indices; and (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager and the Subadviser. Based on its conclusions, the Board determined that approval of the Subadvisory Agreement with respect to the Fund would be in the best interests of the Fund and its shareholders.

================================================================================

64  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees (the Board) of the Trust consists of five Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Asset Management Company (AMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Independent Trustee reaches age 72 or an Interested Trustee reaches age 65. The Board may change or grant exceptions from this policy at any time without shareholder approval. A Trustee may resign or be removed by a vote of the other Trustees or the holders of a majority of the outstanding shares of the Trust at any time. Vacancies on the Board can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of the USAA family of funds consisting of one registered investment company offering 50 individual funds. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  65

================================================================================

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

DANIEL S. MCNAMARA(2, 4)
Trustee, President, and Vice Chair of the Board of Trustees
Born: December 1966
Year of Election or Appointment: 2009

President, Financial Advice and Solutions Group, USAA (2/13-present); Director of AMCO (01/12-present); President and Director, USAA Investment Management Company (IMCO) and USAA Shareholder Account Services (SAS) (10/09-present); Senior Vice President of USAA Financial Planning Services Insurance Agency, Inc.
(FPS) (04/11-present); President and Director of USAA Investment Management Corporation (ICORP) (03/10-present); President and Director of USAA Financial Advisors, Inc. (FAI) and FPS (10/09-04/11); President, Banc of America Investment Advisors (9/07-9/09); Managing Director Planning and Financial Products Group, Bank of America (09/01-09/09). Mr. McNamara brings to the Board extensive experience in the financial services industry, including experience as an officer of the Trust.

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

ROBERT L. MASON, PH.D.(2, 3, 4, 5, 6)
Trustee and Chair
Born: July 1946
Year of Election or Appointment: 1997(+)

Institute Analyst, Southwest Research Institute (3/02-present), which focuses in the fields of technological research. Dr. Mason brings to the Board particular experience with information technology matters, statistical analysis, and human resources as well as over 15 years' experience as a Board member of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

66  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

BARBARA B. OSTDIEK, PH.D.(3, 4, 5, 6, 7)
Trustee
Born: March 1964
Year of Election or Appointment: 2008

Associate Professor of Finance at Jesse H. Jones Graduate School of Business at Rice University (7/01-present). Academic Director, El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Business at Rice University (7/02-6/12). Dr. Ostdiek brings to the Board particular experience with financial investment management, education, and research as well as over four years' experience as a Board member of the USAA family of funds. Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

MICHAEL F. REIMHERR(3, 4, 5, 6)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr brings to the Board particular experience with organizational development, budgeting, finance, and capital markets as well as over 12 years' experience as a Board member of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds. Mr. Reimherr is a member of the Advisory Board for Texas Star & Nut Company.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  67

================================================================================

PAUL L. MCNAMARA(3, 4, 5, 6)
Trustee
Born: July 1948
Year of Election or Appointment: 2012

Director, Cantor Opportunistic Alternatives Fund, LLC (3/10-present), which is a closed-end fund of funds managed by Cantor Fitzgerald Investment Advisors, LLC. Mr. McNamara retired from Lord Abbett & Co. LLC as an Executive Member on 9/30/09, a position he held since 10/02. He had been employed at Lord Abbett since 1996. Mr. McNamara brings to the Board extensive experience with the financial services industry and, in particular, institutional and retail mutual fund markets, including experience with mutual fund marketing, distribution, and risk management, as well as overall experience with compliance and corporate governance issues. Mr. McNamara also has experience serving as a fund director as well as a one-year Board Member of the USAA family of funds. Mr. McNamara holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds. Paul L. McNamara is no relation to Daniel S. McNamara.

  (1) Indicates the Trustee is an employee of AMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of 1940.
  (2) Member of Executive Committee
  (3) Member of Audit Committee
  (4) Member of Pricing and Investment Committee
  (5) Member of Corporate Governance Committee
  (6) The address for all non-interested trustees is that of the USAA Funds, P.O. Box 659430, San Antonio, TX 78265-9430.
  (7) Dr. Ostdiek was appointed the Audit Committee Financial Expert for the Funds' Board in November 2008.
  (+) Mr. Mason was elected as Chair of the Board in January 2012.

================================================================================

68  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

R. MATTHEW FREUND
Vice President
Born: July 1963
Year of Appointment: 2010

Senior Vice President, Investment Portfolio Management, AMCO (01/12-present); Senior Vice President, Investment Portfolio Management, IMCO (02/10-12/11); Vice President, Fixed Income Investments, IMCO (02/04-2/10). Mr. Freund also serves as a director of SAS.

JOHN P. TOOHEY
Vice President
Born: March 1968
Year of Appointment: 2009

Vice President, Equity Investments, AMCO (01/12-present); Vice President, Equity Investments, IMCO (02/09-12/11); Managing Director, AIG Investments, (12/03-01/09).

ADYM W. RYGMYR
Secretary
Born: February 1969
Year of Appointment: 2012

Director, USAA IMCO (08/12-present); Vice President, Financial Advice & Solutions Group General Counsel, USAA (03/12-present); Managing Director and General Counsel, TIAA-CREF (04/04-03/12). Mr. Rygmyr also holds the officer positions of Vice President and Secretary, IMCO, AMCO, and SAS.

JAMES G. WHETZEL
Assistant Secretary
Born: February 1978
Year of Appointment: 2010

Executive Director Securities Attorney, Financial Advice & Solutions Group General Counsel, USAA (10/12-present); Attorney, Financial Advice & Solutions Group General Counsel, USAA (11/08-10/12); Reed Smith, LLP, Associate (08/05-11/08). Mr. Whetzel also serves as Assistant Secretary of AMCO and SAS.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  69

================================================================================

ROBERTO GALINDO, JR.
Treasurer
Born: November 1960
Year of Appointment: 2008

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present).

WILLIAM A. SMITH
Assistant Treasurer
Born: June 1948
Year of Appointment: 2009

Vice President, Senior Financial Officer, and Treasurer, IMCO, FAI, FPS, SAS and USAA Life (2/09-present); Vice President, Senior Financial Officer, USAA (2/07-present).

STEPHANIE HIGBY
Chief Compliance Officer
Born: July 1974
Year of Appointment: 2013

Executive Director, Institutional Asset Management Compliance, USAA (04/13-present); Director, Compliance for Institutional Asset Management Compliance, AMCO (03/12-04/13); Compliance Director for USAA Mutual Funds Compliance, IMCO (06/06-02/12).

  (1) Indicates those Officers who are employees of AMCO or affiliated companies and are considered "interested persons" under the Investment Company Act of 1940.

================================================================================

70  | USAA GROWTH AND TAX STRATEGY FUND

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Paul L. McNamara
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select "Investments,"
AT USAA.COM                          then "Mutual Funds"

OR CALL                              Under "Investments" view
(800) 531-USAA                       account balances, or click
        (8722)                       "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------
>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA        WE KNOW WHAT IT MEANS TO SERVE.(R)

   =============================================================================
   23403-0713                                (C)2013, USAA. All rights reserved.


   ITEM 2.  CODE OF ETHICS.

On September 27, 2012, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

On November 18, 2008, the Board of Trustees of USAA Mutual Funds Trust designated Dr. Barbara B. Ostdiek, Ph.D. as the Board's audit committee financial expert. Dr. Ostdiek has served as an Associate Professor of Management at Rice University since 2001. Dr. Ostdiek also has served as an Academic Director at El Paso Corporation Finance Center since 2002. Dr. Ostdiek is an independent trustee who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Funds Trust.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 50 funds in all. Only 14 funds of the Registrant have a fiscal year-end of May 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended May 31, 2013 and 2012 were $420,575 and $304,929, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended May 31, 2013 and 2012 were $65,860 and $70,828, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. The aggregate fees billed by Ernst & Young LLP to the Registrant for tax compliance services relating to foreign tax reclaim filings for the fiscal years ended May 31, 2013 and 2012 were $15,500 and $0, respectively. No other fees were billed by Ernst & Young LLP for the review of federal, state and city income and tax returns and excise calculations for fiscal years ended May 31, 2013 and 2012.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended May 31, 2013 and 2012.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, USAA Asset Management Company (AMCO), and the Funds' transfer agent, SAS, for May 31, 2013 and 2012 were $402,750 and $384,984, respectively.

(h) Ernst & Young LLP provided non-audit services to AMCO in 2013 and 2012 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to AMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:


                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
              - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
              - compliance with applicable laws and governmental rules and regulations;
              - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and AMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for AMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on AMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and AMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and Investment Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (I.E., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
            - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
            - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and AMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
            - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and AMCO's operating policies and procedures.
            - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
            - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                     - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                     - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, AMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The Investment Code of Ethics (designated to address 1940 Act and Advisers Act requirements) and AMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other AMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Trust's Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, AMCO, and other personnel of USAA as determined by the Trust's Chief Legal Officer or the Chair of the Trust's Board of Trustees.






Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003.

Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007.

Approved and adopted by the Investment Code of Ethics Committee: August 29,
2008.

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008.

Approved and adopted by the Investment Code of Ethics Committee:  August 17,
2009.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 24, 2009.

Approved and adopted by the Investment Code of Ethics Committee: August 31,
2010.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 22, 2010.

Approved and adopted by the Investment Code of Ethics Committee: August 22,
2011.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 20, 2011.


Approved and adopted by the Investment Code of Ethics Committee: September 4, 2012.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 27, 2012.

                                   APPENDIX A
                                COVERED OFFICERS



PRESIDENT
TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.
                                SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended May 31, 2013

By:*     /s/ James G. Whetzel
         --------------------------------------------------------------
         Signature and Title:  James G. Whetzel, Secretary

Date:    07/24/2013
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ Daniel S. McNamara
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     07/25/2013
         ------------------------------


By:*     /s/ Roberto Galindo, Jr.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     07/24/2013
         ------------------------------

*Print the name and title of each signing officer under his or her signature.